                                                            August 31, 2000






                                                                Evergreen Select
                                                              Money Market Funds
                                                               Semiannual Report






                                             [LOGO OF MUTUAL FUND SERVICE AWARD]
              [LOGO OF EVERGREEN FUNDS/SM/]

                               Table of Contents

Letter to Shareholders ...................................          1

Fund at a Glance
  Evergreen Select Money Market Fund .....................          2
  Evergreen Select Municipal Money
    Market Fund ..........................................          3
  Evergreen Select Treasury Money
    Market Fund ..........................................          4
  Evergreen Select U.S. Government
    Money Market Fund ....................................          5
  Evergreen Select 100% Treasury Money
    Market Fund ..........................................          6

Financial Highlights
  Evergreen Select Money Market Fund .....................          7
  Evergreen Select Municipal Money
    Market Fund ..........................................          8
  Evergreen Select Treasury Money
    Market Fund ..........................................          9
  Evergreen Select U.S. Government
    Money Market Fund ....................................         10
  Evergreen Select 100% Treasury Money
    Market Fund ..........................................         11

Schedules of Investments
  Evergreen Select Money Market Fund .....................         12
  Evergreen Select Municipal Money
    Market Fund ..........................................         17
  Evergreen Select Treasury Money
    Market Fund ..........................................         28
  Evergreen Select U.S. Government
    Money Market Fund ....................................         30
  Evergreen Select 100% Treasury Money
    Market Fund ..........................................         31

  Combined Notes to Schedules
  of Investments .........................................         32

  Statements of Assets and Liabilities ...................         34

  Statements of Operations ...............................         35

  Statements of Changes in Net Assets ....................         36

  Combined Notes to Financial
  Statements .............................................         38


                                 Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $80 billion in assets under management.

We offer over 80 mutual funds to choose among and acclaimed service and operations capabilities, giving investors a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                --------------------  --------------  -------------------
Mutual Funds:   ARE NOT FDIC INSURED  MAY LOSE VALUE  NOT BANK GUARANTEED
                --------------------  --------------  -------------------

                          Evergreen Distributor, Inc.
 Evergreen Funds/(SM)/is a service mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            -----------------------
                                 October 2000

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Select Money Market Funds semiannual report, which covers the six-month period ended August 31, 2000.


[PHOTO OF WILLIAM M. ENNIS]

William M. Ennis


[PHOTO OF DENNIS FERRO]

Dennis Ferro

Growth Stocks Experience Volatility

During the first few months of 2000, a powerful rally in growth stocks came to an end during April and May, as investors feared actions the Federal Reserve Board would take to stem potential inflationary pressures. Growth in areas such as technology, communications and biotechnology stocks reigned supreme for most of the period and underwent a volatile environment during the last few months of the period. Although these sectors have experienced sharp corrections, they remain favored sectors.

Despite the recent volatility, the threat of inflation and the Federal Reserves response to it, investors remain positive about the U.S. economy and the long-term potential of the U.S. markets. At Evergreen, we believe the economy is still fundamentally strong and that the Federal Reserve Board will continue to act aggressively to contain inflation. We remain cautiously optimistic about continued growth in the markets and believe there is a valuable lesson to be learned from the market volatility of the last six months: remaining focused on your goals and ensuring that your investments are suitable for your specific needs.

Website Enhancements

Please visit our enhanced website, evergreen-funds.com, for more information about Evergreen Funds. The site offers an array of helpful information including an investment education center, interactive calculators to assist your investment planning and general information about Evergreen Funds.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisors expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should assist you in choosing the most appropriate for your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,


/S/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.


/S/ Dennis Ferro

Dennis Ferro
Chief Investment Officer
First Union National Bank
Capital Management Group

                                   EVERGREEN
                           Select Money Market Fund

                    Fund at a Glance as of August 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                     (based on 8/31/2000 portfolio assets)


                                    [GRAPH]

Commercial Paper -- 67.2%
Corporate Notes & Bonds -- 27.8%
Funding Agreements -- 2.5%
Certificates of Deposit -- 1.5%
Municipals -- 0.8%
Mutual Fund Shares -- 0.2%


--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS* /(1)/
--------------------------------------------------------------------------------

                                                     Institutional     MFRs
                                      Institutional     Service     First Tier      90-Day
                                          Shares        Shares     Institutional   Treasury
Portfolio Inception Date: 11/19/1996    (Class I)      (Class IS)   Average/(2)/     Bill
Class Inception Date                   11/19/1996     11/26/1996
-------------------------------------------------------------------------------------------
Average Annual Total Returns
6 months                                   3.18%         3.05%          3.01%        2.96%
1 year                                     6.07%         5.80%          5.66%        5.62%
Since Portfolio Inception                  5.67%         5.41%          5.26%        4.72%
7-day annualized yield                     6.55%         6.30%           n/a          n/a
30-day annualized yield                    6.53%         6.28%           n/a          n/a
6-month distributions per share        $  0.031       $ 0.030            n/a          n/a

* The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                     [GRAPH]

                      Class I       Class IS
         -----------------------------------
         Mar-00           5.9          5.65
         Apr-00          6.04          5.79
         May-00          6.24          5.99
         Jun-00          6.52          6.27
         Jul-00          6.54          6.29
         Aug-00          6.55           6.3


                             Portfolio Management
                    --------------------------------------

[PHOTO OF J. KELLIE ALLEN]       [PHOTO OF BRYAN K. WHITE, CFA]

    J. Kellie Allen                   Bryan K. White, CFA
         Tenure:                            Tenure:
     November 1996                      November 1996


Total Net Assets: $6,589,906,002
Average Maturity: 71 days

/1/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends.

Returns reflect expense limits previously in effect, without which returns would have been lower. The Fund incurs 12b-1 expenses of 0.25% for Class IS shares. Class I shares pay no 12b-1 fees.

The Fund's investment objective is non-fundamental and may be changed without the approval of the Fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

U.S. government guarantees apply only to the underlying securities of the Funds portfolio and not to the Fund's shares.

All data is as of August 31, 2000 and subject to change.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

/2/ MFR = Money Fund Report. MFRs First Tier Institutional Average is a service of iMoneyNet, Inc., (formerly IBC Financial Data).

                                    EVERGREEN
                       Select Municipal Money Market Fund
                     Fund at a Glance as of August 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                     (based on 8/31/2000 portfolio assets)


                                    [GRAPH]


VRDNs -- 87.8%
Corporate Notes & Bonds -- 4.9%
Commercial Paper -- 3.3%
Put Bonds -- 3.0%
Mutual Fund Shares -- 1.0%

--------------------------------------------------------------------------------
                         PERFORMANCE AND RETURNS* /1/
--------------------------------------------------------------------------------

                                                        Institutional      MFRs
                                       Institutional       Service       Tax Free        90-Day
                                           Shares           Shares      Institutional   Treasury
Portfolio Inception Date: 11/20/1996    (Class I)        (Class IS)     Average/2/        Bill
Class Inception Date                    11/20/1996       11/25/1996
-------------------------------------------------------------------------------------------------
Average Annual Total Returns
-------------------------------------------------------------------------------------------------
6 months                                   2.18%           2.06%          1.87%         2.96%
-------------------------------------------------------------------------------------------------
1 year                                     4.06%           3.80%          3.44%         5.62%
-------------------------------------------------------------------------------------------------
Since Portfolio Inception                  3.67%           3.42%          3.16%         4.72%
-------------------------------------------------------------------------------------------------
7-day annualized yield                     4.32%           4.07%           n/a           n/a
-------------------------------------------------------------------------------------------------
30-day annualized yield                    4.27%           4.02%           n/a           n/a
-------------------------------------------------------------------------------------------------
6-month distributions per share          $0.022          $0.020            n/a           n/a
-------------------------------------------------------------------------------------------------

* The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.



                                   Portfolio
                                  Management
                             --------------------

                         [PHOTO OF STEVEN C. SHACHAT]

                               Steven C. Shachat
                                Tenure: May 1998

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                     [GRAPH]


                       Class I       Class IS
         ------------------------------------
         Mar-00          3.87          3.62
         Apr-00          4.73          4.48
         May-00          4.44          4.19
         Jun-00          4.77          4.52
         Jul-00          4.35           4.1
         Aug-00          4.32          4.07



Total Net Assets: $1,308,277,066
Average Maturity: 11 days

/1/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends.

Returns reflect expense limits previously in effect, without which returns would have been lower. The Fund incurs 12b-1 expenses of 0.25% for Class IS shares. Class I shares pay no 12b-1 fees.

The Fund's investments objective is non-fundamental and may be changed without the approval of the Fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

All data is as of August 31, 2000 and subject to change.

/2/MFR = Money Fund Report. MFR's Tax Free Institutional Average is a service of iMoneyNet, Inc., (formerly IBC Financial Data).

                                   EVERGREEN
                       Select Treasury Money Market Fund

                    Fund at a Glance as of August 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                     (based on 8/31/2000 portfolio assets)

                                  [PIE CHART]

                      Repurchase Agreements -- 83.2%
                      U.S. Treasury Notes -- 16.8%

                             Portfolio Management
--------------------------------------------------------------------------------

                      [PHOTO]                   [PHOTO]

                  J. Kellie Allen         Bryan K. White, CFA
                      Tenure:                   Tenure:
                   November 1996             November 1996

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS*/1/
--------------------------------------------------------------------------------

                                                     Institutional     MFRs
                                       Institutional    Service      Treasury       90-Day
                                           Shares        Shares    Institutional   Treasury
Portfolio Inception Date: 11/20/1996     (Class I)    (Class IS)     Average/2/     Bill
Class Inception Date                     11/20/1996   11/27/1996
--------------------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------------------
6 months                                    3.05%         2.92%        2.77%        2.96%
--------------------------------------------------------------------------------------------
1 year                                      5.72%         5.46%        5.13%        5.62%
--------------------------------------------------------------------------------------------
Since Portfolio Inception                   5.40%         5.14%        4.81%        4.72%
--------------------------------------------------------------------------------------------
7-day annualized yield                      6.32%         6.06%         n/a          n/a
--------------------------------------------------------------------------------------------
30-day annualized yield                     6.25%         6.00%         n/a          n/a
--------------------------------------------------------------------------------------------
6-month distributions per share            $0.030        $0.029         n/a          n/a
--------------------------------------------------------------------------------------------

* The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                  Class I Shares    Class IS Shares
---------------------------------------------------
   Mar-00              5.72               5.47
   Apr-00              5.62               5.37
   May-00              6.04               5.79
   Jun-00              6.25               6.01
   Jul-00              6.28               6.03
   Aug-00              6.32               6.06


                       Total Net Assets: $3,057,351,402
                       Average Maturity: 28 days

/1/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends.

Returns reflect expense limits previously in effect, without which returns would have been lower. The Fund incurs 12b-1 expenses of 0.25% for Class IS shares. Class I shares pay no 12b-1 fees.

The Fund's investment objective is non-fundamental and may be changed without the approval of the Fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

U.S. government guarantees apply only to the underlying securities of the Funds portfolio and not to the Fund's shares.

All data is as of August 31, 2000 and subject to change.

/2/ MFR = Money Fund Report. MFR's Treasury Institutional Average is a service of iMoneyNet, Inc., (formerly IBC Financial Data).

                                   EVERGREEN
                   Select U.S. Government Money Market Fund

                    Fund at a Glance as of August 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                     (based on 8/31/2000 portfolio assets)

                                  [PIE CHART]

                       U.S. Agency Obligations -- 97.0%
                       Repurchase Agreements -- 3.0%

                                   Portfolio
                                  Management
--------------------------------------------------------------------------------

                      [PHOTO]                   [PHOTO]

                  J. Kellie Allen         Bryan K. White, CFA
                      Tenure:                   Tenure:
                    October 1999              October 1999

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS*/1/
--------------------------------------------------------------------------------

                                                    Institutional       MFRs
                                     Institutional     Service       Government      90-Day
                                         Shares         Shares     Institutional   Treasury
Portfolio Inception Date: 10/1/1999    (Class I)      (Class IS)     Average/2/      Bill
Class Inception Date                   10/1/1999       10/1/1999
-------------------------------------------------------------------------------------------
Cumulative Total Returns
-------------------------------------------------------------------------------------------
6 months                                3.12%            2.99%          2.90%       2.96%
-------------------------------------------------------------------------------------------
Since Portfolio Inception               5.41%            5.16%          4.99%       5.21%
-------------------------------------------------------------------------------------------
7-day annualized yield                  6.44%            6.19%           n/a         n/a
-------------------------------------------------------------------------------------------
30-day annualized yield                 6.40%            6.15%           n/a         n/a
-------------------------------------------------------------------------------------------
6-month distributions per share        $0.031           $0.030           n/a         n/a
-------------------------------------------------------------------------------------------

* The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.


--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                      Class I Shares    Class IS Shares
-------------------------------------------------------
         Mar-00            5.8               5.55
         Apr-00            5.86              5.61
         May-00            6.15              5.91
         Jun-00            6.25              6.00
         Jul-00            6.37              6.13
         Aug-00            6.44              6.19

                        Total Net Assets: $326,551,454
                        Average Maturity: 53 days

/1/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends.

The advisor is currently waiving a portion of its advisory fee. Had fees not been waived, returns would have been lower. The Fund incurs 12b-1 expenses of 0.25% for Class IS shares. Class I shares pay no 12b-1 fees.

The Fund's investment objective is non-fundamental and may be changed without the approval of the Fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

U.S. government guarantees apply only to the underlying securities of the Funds portfolio and not to the Fund's shares.

All data is of August 31, 2000 and subject to change.

/2/ MFR = Money Fund Report. MFR's Government Institutional Average is a service of iMoneyNet, Inc., (formerly IBC Financial Data).

                                   EVERGREEN
                    Select 100% Treasury Money Market Fund
                    Fund at a Glance as of August 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                     (based on 8/31/2000 portfolio assets)

                                  [PIE CHART]

                         U.S. Treasury Bills -- 72.2%
                         U.S. Treasury Notes -- 27.8%

                                   Portfolio
                                  Management
--------------------------------------------------------------------------------

                      [PHOTO]                   [PHOTO]

                  J. Kellie Allen         Bryan K. White, CFA
                      Tenure:                   Tenure:
                   December 1997             December 1997

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS*/1/
--------------------------------------------------------------------------------

                                                    Institutional      MFRs
                                     Institutional     Service       Treasury       90-Day
                                         Shares        Shares     Institutional   Treasury
Portfolio Inception Date: 12/8/1997     (Class I)     (Class IS)     Averag/2/      Bill
Class Inception Date                    12/8/1997    12/23/1997
-------------------------------------------------------------------------------------------
Average Annual Total Returns
-------------------------------------------------------------------------------------------
6 months                                 2.91%           2.78%         2.77%        2.96%
-------------------------------------------------------------------------------------------
1 year                                   5.48%           5.22%         5.13%        5.62%
-------------------------------------------------------------------------------------------
Since Portfolio Inception                5.08%           4.82%         4.78%        6.32%
-------------------------------------------------------------------------------------------
7-day annualized yield                   6.09%           5.84%          n/a          n/a
-------------------------------------------------------------------------------------------
30-day annualized yield                  5.97%           5.72%          n/a          n/a
-------------------------------------------------------------------------------------------
6-month distributions per share         $0.029          $0.027          n/a          n/a
-------------------------------------------------------------------------------------------

* The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                        Class I Shares       Class IS Shares
------------------------------------------------------------
    Mar-00                   5.6                   5.34
    Apr-00                   5.61                  5.36
    May-00                   5.62                  5.37
    Jun-00                   5.73                  5.47
    Jul-00                   5.77                  5.52
    Aug-00                   6.09                  5.84


                        Total Net Assets: $659,503,512
                        Average Maturity: 66 days

/1/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends.

The advisor is currently waiving a portion of its advisory fee. Had fees not been waived, returns would have been lower. The Fund incurs 12b-1 expenses of 0.25% for Class IS shares. Class I shares pay no 12b-1 fees.

The Fund's investment objective is non-fundamental and may be changed without the approval of the Fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

U.S. government guarantees apply only to the underlying securities of the Funds portfolio and not to the Fund's shares.

All data is as of August 31, 2000 and subject to change.

/2/ MFR = Money Fund Report. MFR's Treasury Institutional Average is a service of iMoneyNet, Inc., (formerly IBC Financial Data).

                                   EVERGREEN
                            Select Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                         Six Months Ended            Year Ended February 28,
                         August 31, 2000  --------------------------------------------------
                           (Unaudited)     2000 (a)      1999        1998     1997 (b)
CLASS I SHARES
Net asset value,
 beginning of period        $     1.00    $     1.00  $     1.00  $     1.00  $   1.00
                            ----------    ----------  ----------  ----------  --------
Income from investment
 operations
Net investment income            0.031         0.053       0.054       0.056     0.015
Less distributions to
 shareholders from
Net investment income           (0.031)       (0.053)     (0.054)     (0.056)   (0.015)
                            ----------    ----------  ----------  ----------  --------
Net asset value, end of
 period                     $     1.00    $     1.00  $     1.00  $     1.00  $   1.00
                            ----------    ----------  ----------  ----------  --------
Total return                      3.18%         5.39%       5.53%       5.71%     1.57%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)         $3,789,374    $3,848,005  $2,853,495  $1,051,741  $575,331
Ratios to average net
 assets
 Expenses++                       0.21%+        0.22%       0.21%       0.20%     0.07%+
 Net investment income            6.24%+        5.25%       5.35%       5.60%     5.48%+

                         Six Months Ended            Year Ended February 28,
                         August 31, 2000  --------------------------------------------------
                           (Unaudited)     2000 (a)      1999        1998     1997 (c)
CLASS IS SHARES
Net asset value,
 beginning of period        $     1.00    $     1.00  $     1.00  $     1.00  $   1.00
                            ----------    ----------  ----------  ----------  --------
Income from investment
 operations
Net investment income            0.030         0.050       0.051       0.053     0.014
Less distributions to
 shareholders from
Net investment income           (0.030)       (0.050)     (0.051)     (0.053)   (0.014)
                            ----------    ----------  ----------  ----------  --------
Net asset value, end of
 period                     $     1.00    $     1.00  $     1.00  $     1.00  $   1.00
                            ----------    ----------  ----------  ----------  --------
Total return                      3.05%         5.13%       5.27%       5.45%     1.40%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)         $2,800,532    $2,699,653  $2,242,693  $1,215,348  $867,294
Ratios to average net
 assets
 Expenses++                       0.46%+        0.47%       0.46%       0.45%     0.32%+
 Net investment income            5.99%+        5.00%       5.12%       5.33%     5.24%+

(a)  Year ended February 29.
(b) For the period from November 19, 1996 (commencement of class operations) to February 28, 1997.
(c) For the period from November 26, 1996 (commencement of class operations) to February 28, 1997.
+    Annualized.
++ Ratio of expenses to average net assets excludes expense reductions, but includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Select Municipal Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                         Six Months Ended       Year Ended February 28,
                         August 31, 2000  --------------------------------------
                           (Unaudited)    2000 (a)    1999      1998    1997 (b)
CLASS I SHARES
Net asset value,
 beginning of period         $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
                             --------     --------  --------  --------  --------
Income from investment
 operations
Net investment income           0.022        0.035     0.035     0.036     0.010
Less distributions to
 shareholders from
Net investment income          (0.022)      (0.035)   (0.035)   (0.036)   (0.010)
                             --------     --------  --------  --------  --------
Net asset value, end of
 period                      $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
                             --------     --------  --------  --------  --------
Total return                     2.18%        3.51%     3.52%     3.67%     0.96%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $947,903     $937,122  $857,242  $441,988  $206,124
Ratios to average net
 assets
 Expenses++                      0.20%+       0.24%     0.18%     0.10%     0.05%+
 Net investment income           4.28%+       3.42%     3.41%     3.63%     3.50%+

                                               Year Ended February 28,
                         Six Months Ended ------------------------------------
                         August 31, 2000                                1997
                           (Unaudited)    2000 (a)    1999     1998      (c)
CLASS IS SHARES
Net asset value,
 beginning of period         $   1.00     $   1.00  $   1.00  $  1.00  $  1.00
                             --------     --------  --------  -------  -------
Income from investment
 operations
Net investment income           0.020        0.032     0.032    0.034    0.008
Less distributions to
 shareholders from
Net investment income          (0.020)      (0.032)   (0.032)  (0.034)  (0.008)
                             --------     --------  --------  -------  -------
Net asset value, end of
 period                      $   1.00     $   1.00  $   1.00  $  1.00  $  1.00
                             --------     --------  --------  -------  -------
Total return                     2.06%        3.26%     3.27%    3.41%    0.85%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $360,374     $129,051  $144,002  $61,778  $14,295
Ratios to average net
 assets
 Expenses++                      0.45%+       0.48%     0.42%    0.35%    0.30%+
 Net investment income           4.01%+       3.18%     3.17%    3.34%    3.19%+

(a)  Year ended February 29.
(b) For the period from November 20, 1996 (commencement of class operations) to February 28, 1997.
(c) For the period from November 25, 1996 (commencement of class operations) to February 28, 1997.
+    Annualized.
++ Ratio of expenses to average net assets excludes expense reductions, but includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Select Treasury Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                         Six Months Ended          Year Ended February 28,
                         August 31, 2000  --------------------------------------------
                           (Unaudited)     2000 (a)      1999        1998     1997 (b)
CLASS I SHARES
Net asset value,
 beginning of period        $     1.00    $     1.00  $     1.00  $     1.00  $   1.00
                            ----------    ----------  ----------  ----------  --------
Income from investment
 operations
Net investment income            0.030         0.049       0.051       0.055     0.015
Less distributions to
 shareholders from
Net investment income           (0.030)       (0.049)     (0.051)     (0.055)   (0.015)
                            ----------    ----------  ----------  ----------  --------
Net asset value, end of
 period                     $     1.00    $     1.00  $     1.00  $     1.00  $   1.00
                            ----------    ----------  ----------  ----------  --------
Total return                      3.05%         5.05%       5.24%       5.51%     1.49%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)         $1,609,783    $1,685,986  $2,061,540  $1,256,701  $367,771
Ratios to average net
 assets
 Expenses++                       0.19%+        0.18%       0.21%       0.18%     0.06%+
 Net investment income            5.96%+        4.92%       5.10%       5.42%     5.24%+

                         Six Months Ended          Year Ended February 28,
                         August 31, 2000  --------------------------------------------
                           (Unaudited)     2000 (a)      1999        1998     1997 (c)
CLASS IS SHARES
Net asset value,
 beginning of period        $     1.00    $     1.00  $     1.00  $     1.00  $   1.00
                            ----------    ----------  ----------  ----------  --------
Income from investment
 operations
Net investment income            0.029         0.047       0.049       0.052     0.013
Less distributions to
 shareholders from
Net investment income           (0.029)       (0.047)     (0.049)     (0.052)   (0.013)
                            ----------    ----------  ----------  ----------  --------


Net asset value, end of
 period                     $     1.00    $     1.00  $     1.00  $     1.00  $   1.00
                            ----------    ----------  ----------  ----------  --------
Total return                      2.92%         4.79%       4.97%       5.25%     1.33%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)         $1,447,569    $1,506,949  $1,471,842  $1,005,059  $509,369
Ratios to average net
 assets
 Expenses++                       0.44%+        0.43%       0.45%       0.43%     0.31%+
 Net investment income            5.72%+        4.67%       4.81%       5.17%     4.98%+

(a)  Year ended February 29.
(b) For the period from November 20, 1996 (commencement of class operations) to February 28, 1997.
(c) For the period from November 27, 1996 (commencement of class operations) to February 28, 1997.
+    Annualized.
++ Ratio of expenses to average net assets excludes expense reductions, but includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Select U.S. Government Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                         Six Months Ended
                                         August 31, 2000       Year Ended
                                           (Unaudited)    February 28, 2000 (a)
CLASS I SHARES
Net asset value, beginning of period         $   1.00           $   1.00
                                             --------           --------
Income from investment operations
Net investment income                           0.031              0.022
Less distributions to shareholders from
Net investment income                          (0.031)            (0.022)
                                             --------           --------
Net asset value, end of period               $   1.00           $   1.00
                                             --------           --------
Total return                                     3.12%              2.23%
Ratios and supplemental data
Net assets, end of period (thousands)        $291,545           $138,156
Ratios to average net assets
 Expenses++                                      0.20%+             0.20%+
 Net investment income                           6.17%+             5.47%+

                                         Six Months Ended
                                         August 31, 2000       Year Ended
                                           (Unaudited)    February 28, 2000 (a)
CLASS IS SHARES
Net asset value, beginning of period         $  1.00             $  1.00
                                             -------             -------
Income from investment operations
Net investment income                          0.030               0.021
Less distributions to shareholders from
Net investment income                         (0.030)             (0.021)
                                             -------             -------
Net asset value, end of period               $  1.00             $  1.00
                                             -------             -------
Total return                                    2.99%               2.11%
Ratios and supplemental data
Net assets, end of period (thousands)        $35,007             $     8
Ratios to average net assets
 Expenses++                                     0.44%+              0.48%+
 Net investment income                          5.73%+              4.59%+

(a) For the period from October 1, 1999 (commencement of class operations) to February 29, 2000.
+    Annualized.
++ Ratio of expenses to average net assets excludes expense reductions, but includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     Select 100% Treasury Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                Six Months Ended  Year Ended February 28,
                                August 31, 2000  ----------------------------
                                  (Unaudited)    2000 (a)    1999    1998 (b)
CLASS I SHARES
Net asset value, beginning of
 period                             $   1.00     $   1.00  $   1.00  $   1.00
                                    --------     --------  --------  --------
Income from investment
 operations
Net investment income                  0.029        0.047     0.048     0.012
Less distributions to
 shareholders from
Net investment income                 (0.029)      (0.047)   (0.048)   (0.012)
                                    --------     --------  --------  --------
Net asset value, end of period      $   1.00     $   1.00  $   1.00  $   1.00
                                    --------     --------  --------  --------
Total return                            2.91%        4.85%     4.88%     1.18%
Ratios and supplemental data
Net assets, end of period
 (thousands)                        $367,550     $352,985  $546,122  $245,004
Ratios to average net assets
 Expenses++                             0.11%+       0.11%     0.17%     0.20%+
 Net investment income                  5.69%+       4.72%     4.72%     5.18%+

                                Six Months Ended  Year Ended February 28,
                                August 31, 2000  ----------------------------
                                  (Unaudited)    2000 (a)    1999    1998 (c)
CLASS IS SHARES
Net asset value, beginning of
 period                             $   1.00     $   1.00  $   1.00  $   1.00
                                    --------     --------  --------  --------
Net investment income                  0.027        0.045     0.045     0.009
                                    --------     --------  --------  --------
Income from investment
 operations
Net investment income                 (0.027)      (0.045)   (0.045)   (0.009)
                                    --------     --------  --------  --------
Less distributions to
 shareholders from
Net asset value, end of period      $   1.00     $   1.00  $   1.00  $   1.00
                                    --------     --------  --------  --------
Total return                            2.78%        4.59%     4.62%     0.93%
Ratios and supplemental data
Net assets, end of period
 (thousands)                        $291,954     $178,432  $ 98,426  $  5,497
Ratios to average net assets
 Expenses++                             0.37%+       0.36%     0.40%     0.42%+
 Net investment income                  5.46%+       4.57%     4.41%     4.74%+

(a)  Year ended February 29.
(b) For the period from December 8, 1997 (commencement of class operations) to February 28, 1998.
(c) For the period from December 23, 1997 (commencement of class operations) to February 28, 1998.
+    Annualized.
++ Ratio of expenses to average net assets excludes expense reductions, but includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Select Money Market Fund
                            Schedule of Investments
                          August 31, 2000 (Unaudited)

                                                     Principal
                                                       Amount        Value

COMMERCIAL PAPER - 66.9%
Asset Backed - 44.3%
  Apreco Inc., 6.55%, 11/9/2000.................... $ 75,000,000 $   74,058,438
  Asset Backed Capital Fin., Inc.:
   6.68%, 2/20/2001................................   80,000,000     80,000,000
   7.55%, 6/11/2001................................  100,000,000    100,000,000
  Asset One Securitization LLC:
   6.53%, 9/12/2000................................   49,200,000     49,101,832
   6.54%, 9/20/2000................................   42,576,000     42,429,042
  Atlantic Asset Securitization Corp.:
   6.52%, 9/7/2000.................................   12,940,000     12,925,939
   6.65%, 9/8/2000.................................   34,951,000     34,905,806
  Bills Securitization, 6.56%, 10/20/2000..........   50,000,000     49,553,556
  Brahms Funding Corp.:
   6.60%, 10/23/2000...............................  100,000,000     99,046,667
   6.65%, 9/18/2000................................  100,000,000     99,686,114
  Broadway Capital Corp., 6.55%, 9/19/2000.........   40,460,000     40,327,493
  Budget Funding Corp.:
   6.53%, 9/5/2000.................................   25,007,000     24,988,856
   6.68%, 9/1/2000.................................   40,000,000     40,000,000
  CC USA Inc., 6.65%, 11/24/2000...................  100,000,000    100,000,000
  Check Point Charlie, Inc.:
   6.54%, 9/18/2000................................   25,150,000     25,072,328
   6.55%, 9/5/2000.................................   70,080,000     70,028,997
   6.55%, 11/9/2000................................   45,750,000     45,175,647
   6.60%, 10/5/2000................................   35,156,000     34,936,861
   6.60%, 10/16/2000...............................   40,000,000     39,670,000
  Concord Minutemen Capital Co.:
   6.53%, 9/7/2000.................................   50,000,000     49,945,583
   6.57%, 10/10/2000...............................   68,017,000     67,532,889
  Cooperative Associates Tractor Dealers A, 6.65%,
   9/1/2000........................................  100,000,000    100,000,000
  Crown Point Capital Co.:
   6.55%, 9/18/2000................................   86,176,000     85,909,453
   6.60%, 10/6/2000................................   50,000,000     49,679,166
  Eiffel Funding LLC, 6.66%, 9/1/2000..............   73,884,000     73,884,000
  Galaxy Funding Inc.:
   6.56%, 9/7/2000.................................   30,000,000     29,967,200
   6.56%, 9/11/2000................................   50,000,000     49,908,889
   6.58%, 10/24/2000...............................   35,000,000     34,660,947
   6.60%, 1/16/2001................................  120,000,000    116,986,000
  Lake Front Co.:
   6.56%, 9/12/2000................................   30,000,000     29,939,866
   6.57%, 10/11/2000...............................   67,634,000     67,140,272
   6.57%, 10/12/2000...............................   50,705,000     50,325,600
   6.57%, 10/24/2000...............................   50,000,000     49,516,375
   6.58%, 9/26/2000................................   50,000,000     49,771,528

                                   EVERGREEN
                            Select Money Market Fund
                       Schedule of Investments(continued)
                          August 31, 2000 (Unaudited)

                                                     Principal
                                                       Amount        Value

COMMERCIAL PAPER - continued
Asset Backed - continued
  Lexington Parker Capital Corp.:
   6.55%, 10/18/2000............................... $ 46,424,000 $   46,027,011
   6.63%, 9/29/2000................................  100,000,000     99,992,082
   6.68%, 9/1/2000.................................  166,041,000    166,041,000
  Liberty Lighthouse U.S. Capital Co., 6.62%,
   9/25/2000.......................................   50,000,000     50,000,000
  Moriarty, Ltd.:
   6.55%, 9/26/2000................................   31,750,000     31,605,582
   6.56%, 10/13/2000...............................   50,000,000     49,617,333
  MPF, Ltd.:
   6.54%, 10/17/2000...............................   60,000,000     59,498,600
   6.54%, 10/19/2000...............................   50,000,000     49,564,000
   6.55%, 9/6/2000.................................   56,615,000     56,563,496
   6.55%, 10/31/2000...............................   39,100,000     38,673,158
  RACERS, 6.88%, 10/26/2000........................   25,000,000     24,996,699
  Seven Hills Funding Corp., 6.55%, 9/7/2000.......   42,331,000     42,284,789
  Tannehill Capital Co., 6.58%, 9/11/2000..........   75,000,000     74,862,917
  Three Pillars Funding Corp.:
   6.53%, 9/7/2000.................................   37,278,000     37,237,429
   6.53%, 10/4/2000................................   37,745,000     37,519,065
  Two, Ltd., 6.53%, 9/14/2000......................   85,000,000     84,799,565
                                                                 --------------
                                                                  2,916,358,070
                                                                 --------------
Automobiles - 0.5%
  General Motors Acceptance Corp., 6.10%,
   6/1/2001........................................   34,750,000     34,449,059
                                                                 --------------
Banks - 4.2%
  Banc One Corp., 6.91%, 9/25/2000.................   27,000,000     27,018,611
  Chancellor Ridge, 6.68%, VRDN....................    7,400,000      7,400,000
  First USA Bank, NA Wilmington, 5.95%, 9/29/2000..   40,000,000     39,998,534
  Key Bank, 6.63%, 11/29/2000......................  100,000,000     99,976,217
  Union Planter Bank, 6.93%, 9/8/2000..............  100,000,000    100,001,240
                                                                 --------------
                                                                    274,394,602
                                                                 --------------
Brokers - 2.0%
  Morgan Stanley, Dean Witter & Co., Inc.:
   6.09%, 3/9/2001.................................   15,360,000     15,274,425
   6.90%, 9/12/2000................................   20,000,000     20,000,000
  Paine Webber Group, Inc.:
   6.68%, 10/10/2000...............................   75,000,000     74,457,250
   6.68%, 10/11/2000...............................   25,000,000     24,814,445
                                                                 --------------
                                                                    134,546,120
                                                                 --------------

                                   EVERGREEN
                            Select Money Market Fund
                       Schedule of Investments(continued)
                          August 31, 2000 (Unaudited)

                                                     Principal
                                                       Amount        Value

COMMERCIAL PAPER - continued
Diversified Financials - 12.5%
  Aetna Svcs., Inc., 6.62%, 9/18/2000.............. $ 37,273,000 $   37,156,481
  ASAP Funding, Ltd. & ASAP Funding, Inc.:
   6.56%, 9/20/2000................................   50,000,000     49,826,889
   6.56%, 9/25/2000................................   50,000,000     49,781,333
   6.57%, 9/21/2000................................   50,000,000     49,817,500
   6.57%, 9/25/2000................................   40,311,000     40,134,438
   6.72%, 9/12/2000................................   79,700,000     79,536,349
  Caterpillar Fin. Svcs., 6.80%, 10/7/2000.........   35,000,000     35,000,000
  Citibank Credit Card:
   6.55%, 9/11/2000................................   50,000,000     49,909,028
   6.55%, 9/21/2000................................   50,000,000     49,818,055
  Dorada Fin., Inc., & Dorada Corp., 6.92%,
   9/6/2000........................................   55,000,000     55,000,000
  Ford Capital, 10.125%, 11/15/2000................   39,498,000     39,805,905
  Westways Funding Corp.:
   6.54%, 10/19/2000...............................   44,065,000     43,680,753
   6.55%, 10/16/2000...............................   30,500,000     30,250,281
   6.55%, 10/31/2000...............................   25,000,000     24,727,084
   6.57%, 10/2/2000................................   53,500,000     53,197,324
   6.57%, 10/11/2000...............................   84,148,000     83,533,720
   6.58%, 10/10/2000...............................   50,000,000     49,643,583
                                                                 --------------
                                                                    820,818,723
                                                                 --------------
Insurance - 0.4%
  Allstate Life Ins., 6.91%, 3/15/2001.............   25,000,000     25,000,000
                                                                 --------------
Multi-line Retail - 0.7%
  Wal-Mart Stores, Inc., 5.96%, 6/1/2001...........   50,000,000     49,543,235
                                                                 --------------
Wireless Telecommunications Services - 2.3%
  AT&T Corp.:
   7.09%, 7/13/2001................................  100,000,000    100,000,000
   7.27%, 6/14/2001................................   50,000,000     50,000,000
                                                                 --------------
                                                                    150,000,000
                                                                 --------------
    Total Commercial Paper (cost $4,405,109,809)...               4,405,109,809
                                                                 --------------
CORPORATE BONDS - 27.6%
Asset Backed - 2.6%
  Restructured Asset Securities Enhancement, 6.72%,
   VRDN 144A.......................................   50,000,000     50,000,000
  Strategic Money Market Trust Notes, 6.81%,
   9/13/2000 144A..................................  100,000,000    100,000,000
  Syndicated Loan Funding Trust, 6.87%, 9/15/2000..   25,000,000     25,000,000
                                                                 --------------
                                                                    175,000,000
                                                                 --------------
Banks - 1.2%
  Natl. Bank Commerce Memphis, TN, 6.62%, VRDN.....   50,000,000     49,987,112
  U.S. Bank Natl. Assn., Minneapolis, 6.72%,
   2/8/2001........................................   30,000,000     29,992,153
                                                                 --------------
                                                                     79,979,265
                                                                 --------------

                                   EVERGREEN
                            Select Money Market Fund
                       Schedule of Investments(continued)
                          August 31, 2000 (Unaudited)

                                                     Principal
                                                       Amount        Value

CORPORATE BONDS - continued
Brokers - 13.9%
  Bear Stearns & Co., Inc., MTN:
   5.65%, 1/16/2001................................ $ 35,550,000 $   35,410,836
   6.24%, 10/3/2000................................   19,000,000     18,998,420
   6.30%, 1/12/2001................................   50,000,000     49,989,924
   6.60%, 1/19/2001................................   50,000,000     50,000,000
   6.79%, 2/26/2001................................   50,000,000     50,000,000
   7.12%, 8/21/2001................................   50,000,000     50,000,000
  Donaldson Lufkin & Jenrette, Inc., MTN:
   6.18%, 12/19/2000...............................   25,000,000     25,000,000
   6.43%, 1/3/2001.................................   50,000,000     50,000,000
   6.45%, 1/8/2001.................................   30,000,000     30,000,000
   6.56%, 9/14/2000................................   25,000,000     24,940,778
   6.91%, 2/27/2001................................   50,000,000     50,000,000
   7.04%, 9/18/2001................................   50,000,000     50,000,000
   7.35%, 7/9/2001.................................   25,000,000     25,000,000
  Goldman Sachs Group, Inc. LP MTN, 6.86%,
   10/16/2000......................................   30,000,000     30,000,000
  Lehman Brothers Holdings, Inc.:
   6.25%, 5/1/2001.................................   28,100,000     27,897,441
   6.37%, 3/15/2001................................   19,000,000     18,957,119
   6.50%, 9/25/2000................................   29,095,000     29,094,238
   6.57%, 2/26/2001................................   11,400,000     11,390,332
   6.75%, VRDN.....................................   55,000,000     55,000,000
   6.90%, 1/29/2001, (MTN).........................   10,170,000     10,177,334
   6.00%, 2/26/2001................................   14,250,000     14,152,663
  Morgan Stanley, Dean Witter & Co., Inc., 6.65%,
   9/15/2000.......................................  100,000,000    100,000,000
  Paine Webber Group, Inc.:
   5.83%, 1/25/2001................................   14,700,000     14,649,697
   6.37%, 10/25/2000...............................   49,000,000     49,000,000
   7.50%, 5/17/2001................................   49,000,000     49,000,000
                                                                 --------------
                                                                    918,658,782
                                                                 --------------
Diversified Financials - 7.1%
  AT&T Capital Corp., MTN:
   6.88%, 1/16/2001................................   47,750,000     47,803,649
   7.00%, 8/15/2001................................   10,350,000     10,345,236
  Avco Fin. Svcs., Inc., MTN, 5.75%, 1/23/2001.....   35,000,000     34,887,381
  Beta Fin., Inc., MTN, 6.65%, 11/24/2000..........  100,000,000    100,000,000
  Heller Finl., Inc., 7.10%, VRDN..................   50,000,000     50,001,688
  Transamerica Fin. Corp., 6.69%, 9/15/2000........  122,000,000    121,972,898
  Unilever Capital Corp., 6.65%, 9/7/2000..........  100,000,000    100,000,000
                                                                 --------------
                                                                    465,010,852
                                                                 --------------

                                   EVERGREEN
                            Select Money Market Fund
                       Schedule of Investments(continued)
                          August 31, 2000 (Unaudited)

                                                     Principal
                                                       Amount        Value

CORPORATE BONDS - continued
Wireless Telecommunications Services - 2.8%
  GTE Corp., 6.76%, 10/11/2000..................... $ 50,000,000 $   49,986,624
  MCI Worldcom, Inc.:
   6.35%, 1/29/2001................................   50,000,000     48,677,917
   6.75%, 11/6/2000................................   50,000,000     50,000,000
  Vodafone Airtouch Plc, 6.86%, 9/21/2000..........   34,000,000     34,013,110
                                                                 --------------
                                                                    182,677,651
                                                                 --------------
    Total Corporate Bonds (cost $1,821,326,550)....               1,821,326,550
                                                                 --------------
FUNDING AGREEMENTS - 2.4%
  Jackson Natl. Life Ins. Co., FRN, 7.30%,
   7/20/2001.......................................   50,000,000     50,000,000
  Monumental Life Ins. Co.:
   6.74%, 9/11/2000................................   20,000,000     20,000,000
   6.97%, 9/11/2000................................   90,000,000     90,000,000
                                                                 --------------
    Total Funding Agreements (cost $160,000,000)...                 160,000,000
                                                                 --------------
CERTIFICATES OF DEPOSIT - 1.5%
  SouthTrust Bank NA.:
   6.10%, 11/22/2000...............................   50,000,000     49,992,495
   6.19%, 11/6/2000................................   50,000,000     50,002,996
                                                                 --------------
    Total Certificates of Deposit (cost
     $99,995,491)..................................                  99,995,491
                                                                 --------------
MUNICIPALS - 0.8%
  Detroit, MI Economic Dev. Corp., Ser. A., RB,
   (LOC: Bank of America NT & SA) 6.68%, VRDN......   20,830,000     20,830,000
  Indiana HFA, SFHRB, Ser. H, 6.66%, VRDN..........   13,675,000     13,675,000
  San Diego, CA, Pub. Facs. Fin. Auth. RB, Ser. M,
   (SPA: Bank of America NT & SA) 6.77%, VRDN......   16,995,000     16,995,000
                                                                 --------------
    Total Municipals (cost $51,500,000)............                  51,500,000
                                                                 --------------

                                                       Shares        Value

MUTUAL FUND SHARES - 0.2%
  Federated U.S. Treasury Cash Reserve Fund (cost
   $14,558,642)....................................   14,558,642     14,558,642
                                                                 --------------
Total Investments - (cost $6,552,490,492) - 99.4%...............  6,552,490,492
Other Assets and Liabilities - net - 0.6%.......................     37,415,510
                                                                 --------------
Net Assets - 100.0%............................................. $6,589,906,002
                                                                 ==============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                       Select Municipal Money Market Fund
                            Schedule of Investments
                          August 31, 2000 (Unaudited)

                                                       Principal
                                                        Amount        Value

MUNICIPAL OBLIGATIONS - 98.8%
Alabama - 3.7%
  Alabama HFA MHRB, Serene Valley & Chater East
   Apts., Ser. B, (LOC: AmSouth Bank, NA), 4.50%,
   VRDN.............................................. $ 1,855,000 $    1,855,000
  Alabama Spl., Care Facs. Auth. RB, Ascension Hlth.
   Credit Group, (Gtd. by Ascension Hlth. Credit
   Group), 4.60%, VRDN...............................   9,400,000      9,400,000
  Birmingham, AL IDA, American Cast Iron Pipe Proj.,
   (LOC: Suntrust Bank, NA), 4.44%, VRDN.............  10,000,000     10,000,000
  Haleyville, AL IDB RB:
   Babcock Lumber Co. Proj., (LOC: First Comml. Bank,
    NA), 4.55%, VRDN.................................   1,850,000      1,850,000
   Winston Properties Inc., Proj., (LOC: Fleet Bank,
    NA), 4.43%, VRDN.................................   3,900,000      3,900,000
  Huntsville, AL IDB RB, Hitachi Seiki, USA Proj.,
   (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 4.95%,
   VRDN..............................................   5,000,000      5,000,000
  Jefferson Cnty., AL Swr. RB, Ser. 323, (Liq.:
   Morgan Stanley Dean Witter, Inc. & Insd. by FGIC),
   4.48%, VRDN.......................................   9,495,000      9,495,000
  Montgomery, AL IDRB, Indl. Impt., (LOC: First
   Comml. Bank, NA), 4.50%, VRDN.....................   2,225,000      2,225,000
  South Dallas, AL IDA RB, Cahaba Valley Lumber Co.
   Proj., (LOC: AmSouth Bank, NA), 4.50%, VRDN.......   2,000,000      2,000,000
  Tuscaloosa Cnty., AL IDA RB, (LOC: AmSouth Bank,
   NA):
   Brion Hardin Proj., 4.60%, VRDN...................   1,125,000      1,125,000
   Hardwear Corp. Proj., 4.60%, VRDN.................   1,180,000      1,180,000
                                                                  --------------
                                                                      48,030,000
                                                                  --------------
Alaska - 0.5%
  Alaska Intl., Arpt. RB, Ser. 228, (Liq.: Morgan
   Stanley Dean Witter, Inc. & Insd. AMBAC), 4.58%,
   VRDN..............................................   6,495,000      6,495,000
                                                                  --------------
Arizona - 1.2%
  Chandler, AZ IDA RB, Redeemable Rock Stamping Co.
   Proj., (LOC: Key Bank, NA), 4.45%, VRDN...........   1,625,000      1,625,000
  Salt River Proj., AZ Agricultural Impt. Pwr. RB,
   Ser. 308, (Liq.: Morgan Stanley Dean Witter,
   Inc.), 4.48%, VRDN................................   7,495,000      7,495,000
  Tucson, AZ IDA PFOTER, (Liq.: Merrill Lynch & Co.,
   Inc.), 4.48%, VRDN................................   6,205,000      6,205,000
  Tucson, AZ MHRB, Hsg. Freedom Park Apts. Proj.,
   (LOC: Sumitomo Bank, Ltd.), 4.75%, VRDN...........   1,000,000      1,000,000
                                                                  --------------
                                                                      16,325,000
                                                                  --------------
Arkansas - 0.8%
  Bentonville, AR MHRB, Bentonville Commons Apts.,
   Proj., (Gtd. by GE Capital Corp.), 4.75%,
   4/1/2001..........................................   3,500,000      3,500,000
  Conway Cnty., AR IDRB, Cardon Creek Fibre Corp.,
   Ser. 1995, (LOC: KBC Bank NV), 4.43%, VRDN........   6,500,000      6,500,000
                                                                  --------------
                                                                      10,000,000
                                                                  --------------

                                   EVERGREEN
                       Select Municipal Money Market Fund
                       Schedule of Investments(continued)
                          August 31, 2000 (Unaudited)

                                                      Principal
                                                       Amount        Value

MUNICIPAL OBLIGATIONS - continued
California - 1.7%
  Bay Area Govt. Assn. CA RB, Reliance Tech Svcs.,
   Inc., (LOC: Sanwa Bank, Ltd.), 5.75%, VRDN....... $ 4,351,000 $    4,351,000
  California Statewide CDA RB, Nichirin-Flex Proj.,
   (LOC: Dai-Ichi Kangyo Bank, Ltd.), 5.70%, VRDN...   5,000,000      5,000,000
  Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery
   Proj., (LOC: Sumitomo Bank, Ltd.), 5.70%,
   9/21/2000........................................  13,100,000     13,100,000
                                                                 --------------
                                                                     22,451,000
                                                                 --------------
Colorado - 3.6%
  Adams Cnty., CO IDRB:
   Trustile Doors Proj., Ser. A, (LOC: Key Bank,
    NA), 4.60%, VRDN................................   4,600,000      4,600,000
   Yellow Freight Sys., Inc., Ser. 1983, (LOC: Union
    Bank of Switzerland, AG), 4.55%, VRDN...........   5,000,000      5,000,000
  Arapahoe Cnty., CO IDRB, Cottrell Printing, Ser.
   A, (LOC: Key Bank, NA), 4.60%, VRDN..............   2,000,000      2,000,000
  Colorado E-470 Pub. Hwy. Auth. RB, Ser. 325,
   (Liq.: Morgan Stanley Dean Witter, Inc. & Insd.
   by MBIA), 4.48%, VRDN............................   5,502,500      5,502,500
  Colorado HFA RB:
   De La Cruz Associates LLC Proj., (LOC: Key Bank,
    NA), 4.60%, VRDN................................   2,000,000      2,000,000
   Worldwest Ltd. Liability Proj., (LOC: Mercantile
    Bank, NA), 4.60%, VRDN..........................   1,000,000      1,000,000
  Denver, CO City & Cnty. Spl. Facs. RB, The
   Children's Hosp. Assn. Proj., (Insd. by FGIC),
   4.80%, VRDN......................................   9,900,000      9,900,000
  Denver, CO Spl. Arpt. RB, PFOTER, (Liq.: Merrill
   Lynch & Co., Inc.), 4.53%, VRDN..................  13,545,000     13,545,000
  Superior Metrop. Dist. #3, CO GO, Refunding &
   Impt. Bonds, (LOC: U.S. Bank, NA), 4.20%,
   12/1/2000........................................   3,500,000      3,500,000
                                                                 --------------
                                                                     47,047,500
                                                                 --------------
Connecticut - 0.2%
  Connecticut IDRB, Zotos Intl. Proj., (LOC: Dai-
   Ichi Kangyo Bank, Ltd.), 5.35%, VRDN.............   2,715,000      2,715,000
                                                                 --------------
District of Columbia - 0.6%
  Washington, DC Convention Ctr. Auth. Dedicated RB,
   Ser. 359, (Liq.: Morgan Stanley Dean Witter,
   Inc.), 4.48%, VRDN...............................   5,700,000      5,700,000
  Washington, DC HFA MHRB, Fort Lincoln Garden
   Proj., Ser. A, (LOC: Suntrust Bank, NA), 4.45%,
   VRDN.............................................   1,635,000      1,635,000
                                                                 --------------
                                                                      7,335,000
                                                                 --------------
Florida - 2.5%
  Broward Cnty., FL Arpt. Sys. RB, Ser. 361, (Liq.:
   Morgan Stanley Dean Witter, Inc. & Insd. by
   AMBAC), 4.48%, VRDN..............................   5,035,000      5,035,000
  Clipper FL Tax Exempt Trust COP, Ser. 2000-1,
   (LOC: State Street Bank, NA & Insd. by FSA),
   4.53%, VRDN......................................  13,920,000     13,920,000

                                   EVERGREEN
                       Select Municipal Money Market Fund
                       Schedule of Investments(continued)
                          August 31, 2000 (Unaudited)

                                                      Principal
                                                       Amount        Value

MUNICIPAL OBLIGATIONS - continued
Florida - continued
  Florida Govt. Util. Auth. RB, Ser. 327, (Liq.:
   Morgan Stanley Dean Witter, Inc. & Insd. by
   AMBAC), 4.48%, VRDN.............................. $ 8,097,500 $    8,097,500
  Hillsborough Cnty., FL Sch. Board of Ed. COP,
   Master Lease Program Proj., (Insd. by MBIA),
   4.48%, VRDN......................................   6,155,000      6,155,000
                                                                 --------------
                                                                     33,207,500
                                                                 --------------
Georgia - 2.0%
  Atlanta, GA Urban Residential Fin. SFHRB, Ser. B,
   144A, (LOC: Bank of NY, NA & Insd. by GNMA),
   4.55%, VRDN......................................   6,100,000      6,100,000
  Columbus, GA HFA MHRB, Quail Ridge Proj., (LOC:
   Columbus Bank & Trust Co.), 4.60%, VRDN..........   2,200,000      2,200,000
  Crawford Cnty., GA Dev. Auth. RB, Arriscraft Intl.
   USA Inc. Proj., (LOC: Suntrust Bank, NA), 4.44%,
   VRDN.............................................   6,000,000      6,000,000
  Liberty Cnty., GA IDRB, Muskin Leisure Products,
   (LOC: Credit Comerce de France), 4.46%, VRDN.....   4,940,000      4,940,000
  Morgan Cnty., GA IDRB, Bard Manufacturing Co.
   Proj., (LOC: Natl. City Bank, NA), 4.45%, VRDN...   6,500,000      6,500,000
                                                                 --------------
                                                                     25,740,000
                                                                 --------------
Hawaii - 0.2%
  Honolulu, HI GO, Ser. 256, (Liq.: Morgan Stanley
   Dean Witter, Inc. & Insd. by FGIC), 4.48%, VRDN..   2,600,000      2,600,000
                                                                 --------------
Idaho - 2.4%
  American Falls, ID RB, Idaho Pwr. Co. Proj., (Gtd.
   by Idaho Pwr. Co.), 4.45%, VRDN..................  13,385,000     13,385,000
  Ed. Funding Assn., Inc., ID Student Loan RB, Ser.
   A, (LOC: First Securities Bank, NA), 4.50%,
   VRDN.............................................  10,800,000     10,800,000
  Gooding Cnty., ID IDRB, (LOC: Bank of America,
   NA):
   Big Sky Dairy Proj., 4.50%, VRDN.................   3,150,000      3,150,000
   Southfield Dairy Proj., 4.50%, VRDN..............   3,900,000      3,900,000
                                                                 --------------
                                                                     31,235,000
                                                                 --------------
Illinois - 6.3%
  Arcola, IL IDRB, Herff Jones Inc. Proj., (LOC:
   Lasalle Natl. Bank, NA), 4.51%, VRDN.............   3,500,000      3,500,000
  Chicago, IL GO:
   Ser. 1995A-2, MSTR SAK-13, (LOC: Bank of NY, NA &
    Insd. by AMBAC), 4.44%, VRDN....................   3,045,000      3,045,000
   Ser. 2000ZC-1, (LOC: Bank of America, NA & Insd.
    by FGIC), 4.53%, VRDN...........................  15,027,000     15,027,000
   Ser. 332, (Liq.: Morgan Stanley Dean Witter, Inc.
    & Insd. by MBIA), 4.48%, VRDN...................   3,945,000      3,945,000
   Ser. B, MSTR SAK-16, (LOC: Bank of NY, NA & Insd.
    by AMBAC), 4.44%, VRDN..........................   3,380,000      3,380,000

                                   EVERGREEN
                       Select Municipal Money Market Fund
                       Schedule of Investments(continued)
                          August 31, 2000 (Unaudited)

                                                      Principal
                                                       Amount        Value

MUNICIPAL OBLIGATIONS - continued
Illinois - continued
  Chicago, IL IDRB, Federal Marine Terminal Proj.,
   (LOC: Lasalle Natl. Bank, NA), 4.55%, VRDN....... $ 4,200,000 $    4,200,000
  Cook Cnty., IL GO, Ser. 306, (Liq.: Morgan Stanley
   Dean Witter, Inc. & Insd. by FGIC), 4.48%, VRDN..   3,700,000      3,700,000
  Huntley, IL IDRB, Colony, Inc. Proj., (LOC:
   American Natl. Bank (ANB) & Trust Co.), 4.45%,
   VRDN.............................................   2,800,000      2,800,000
  Illinois Dev. Fin. Auth. IDRB:
   Downers Grove Proj., (LOC: Lasalle Natl. Bank,
    NA), 4.76%, VRDN................................   2,000,000      2,000,000
   Kris & Dee Assn., Inc. Proj., (LOC: Lasalle Natl.
    Bank, NA), 4.65%, VRDN..........................   1,515,000      1,515,000
   Provena Hlth. Proj., (LOC: Bank of America, NA &
    Insd. by MBIA), 4.65%, VRDN.....................  10,500,000     10,500,000
  Illinois Regl. Trans. Auth. RB, Ser. ZTC-1, (Liq.:
   Zurich Kemper Life & Insd. by MBIA), 4.43%,
   VRDN.............................................   9,885,000      9,885,000
  Lombard, IL IDRB, (LOC: ABN AMRO Bank NV):
   Chicago Roll Co., Inc. Proj., Ser. 1995, 4.60%,
    VRDN............................................   1,635,000      1,635,000
   Tella Tool & Manufacturing Co., 4.60%, VRDN......     900,000        900,000
  Metrop. Pier & Exposition Auth., IL RB, PFOTER,
   Ser. PZ-2, (Liq.: Merrill Lynch & Co., Inc. &
   Insd. by MBIA), 4.48%, VRDN......................     620,000        620,000
  Vlg. of Vernon Hills MHRB, Hawthorn Lakes Proj.,
   Ser. 1991, (Liq. Fuji Bank, Ltd. & Insd. by FSA),
   4.45%, VRDN......................................  15,210,000     15,210,000
                                                                 --------------
                                                                     81,862,000
                                                                 --------------
Indiana - 7.4%
  Bremen, IN IDRB, (LOC: Key Bank, NA):
   Digger Specialities, Inc. Proj., 4.45%, VRDN.....   2,370,000      2,370,000
   Universal Bearings, Inc. Proj., 4.45%, VRDN......   4,000,000      4,000,000
  Elkhart Cnty., IN EDA RB, Adorn, Inc. Proj., (LOC:
   Harris Trust & Savings Bank, NA), 4.65%, VRDN....   3,295,000      3,295,000
  Indiana Dev. Fin. Auth. Solid Wst. Disposal RB,
   Pure-Air-on-the-Lake Proj., (LOC: Natl.
   Westminster (NatWest) Bank Plc),
   4.25%, 9/14/2000.................................  11,500,000     11,500,000
  Indiana Dev. Fin. EDRB, Carr Metals Products, Inc.
   Proj., (LOC: Bank One, NA), 4.70%, VRDN..........   1,350,000      1,350,000
  Indiana Hlth. Fac. Fin. Auth. RB, Ascension Hlth.
   Credit Group, (Gtd. by Ascension Hlth. Credit
   Group), 4.60%, VRDN..............................  46,800,000     46,800,000
  Indianapolis, IN Arpt. Auth. RB, PFOTER, (Liq.:
   Merrill Lynch & Co., Inc.), 4.58%, VRDN..........   6,370,000      6,370,000
  Jasper Cnty, IN PCRB, Northern IN Pub. Sch. Svcs.
   (NIPSCO) Proj., (Gtd. by NIPSCO):
   4.40%, 9/22/2000.................................   9,800,000      9,800,000
   4.50%, 10/17/2000................................   3,340,000      3,340,000

                                   EVERGREEN
                       Select Municipal Money Market Fund
                       Schedule of Investments(continued)
                          August 31, 2000 (Unaudited)

                                                                              Principal
                                                                               Amount        Value

MUNICIPAL OBLIGATIONS - continued
Indiana - continued
  Jasper Cnty., MO IDRB, Farmers Chemical Co. Proj., (LOC: Rabobank
   Nederland), 4.50%, VRDN.................................................. $ 1,000,000 $    1,000,000
  Madison, IN IDRB, Century Tube Corp. Proj., (LOC: Bank of Tokyo-
   Mitsubishi, Ltd.), 5.45%, VRDN...........................................   4,330,000      4,330,000
  Mt. Vernon, IN Solid Wst. Disposal RB, B&M Plastics, Inc. Proj.,
   (LOC: Suntrust Bank, NA), 4.65%, VRDN....................................     760,000        760,000
  Munster, IN Sch. Bldg. Corp., Ser. 269, (Liq.: Morgan Stanley Dean Witter,
   Inc. & Insd. by MBIA), 4.48%, VRDN.......................................   2,000,000      2,000,000
                                                                                         --------------
                                                                                             96,915,000
                                                                                         --------------
Iowa - 0.2%
  Scott Cnty., IA IDRB, M.A. Ford Manufacturing Co. Proj., (LOC: Firstar
   Bank, NA), 4.45%, VRDN...................................................   2,400,000      2,400,000
                                                                                         --------------
Kansas - 1.0%
  Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., (LOC:
   Mercantile Bank, NA), 4.59%, VRDN........................................   3,700,000      3,700,000
  Kansas Dev. Fin. Auth. IDA RB, Farmland Foods Proj., (LOC: Rabobank
   Nederland), 4.50%, VRDN..................................................   1,000,000      1,000,000
  Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., (LOC: U.S. Bank, NA),
   4.50%, VRDN..............................................................   1,000,000      1,000,000
  Wichita, KS MHRB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 4.48%, VRDN..   7,195,000      7,195,000
                                                                                         --------------
                                                                                             12,895,000
                                                                                         --------------
Kentucky - 3.0%
  Carroll Cnty., KY Solid Wst. Disposal RB, KY Utils. Proj., Ser. A,
   (Gtd. by KY Utils), 4.55%, VRDN..........................................   7,700,000      7,700,000
  Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., (LOC: Harris
   Trust & Savings), 4.44%, VRDN............................................   4,575,000      4,575,000
  Jefferson Cnty., KY PCRB,  Louisville Gas & Elec. Proj.
   (Gtd. by Louisville Gas & Elec.):
   Ser. 1993-A, 4.40%, 9/21/2000............................................   4,635,000      4,635,000
   Ser. 1997-A, 4.45%, 9/21/2000............................................   5,000,000      5,000,000
  Maysville, KY Solid Wst. Disposal RB, Inland Container Corp. Proj., (Gtd.
   by Temple Inland Corp.), 4.60%, 9/14/2000................................   7,290,000      7,290,000
  Ohio Cnty., KY PCRB, Thomas Inds. Proj., Ser. 1998, (LOC: Natl. City Bank,
   KY), 4.55%, VRDN.........................................................   1,250,000      1,250,000
  Simpson Cnty., KY Indl. Bldg. RB, Harmon-Motive KY, Inc. Proj., (LOC: Bank
   of America, NA), 4.55%, VRDN.............................................   7,200,000      7,200,000
  Trimble Cnty., KY PCRB, Louisville Gas & Elec., (Gtd. by Louisville Gas &
   Elec.), 4.40%, 9/21/2000.................................................   1,000,000      1,000,000
                                                                                         --------------
                                                                                             38,650,000
                                                                                         --------------

                                   EVERGREEN
                       Select Municipal Money Market Fund
                       Schedule of Investments(continued)
                          August 31, 2000 (Unaudited)

                                                       Principal
                                                        Amount        Value

MUNICIPAL OBLIGATIONS - continued
Louisiana - 1.5%
  Grant Parish, LA IDRB, Farmland Inds. Proj., (LOC:
   Rabobank Nederland), 4.50%, VRDN.................. $ 1,000,000 $    1,000,000
  Louisiana HFA RB PFOTER, PFOTER, (Liq.: Merrill
   Lynch & Co., Inc. & Insd. by GNMA), 4.48%, VRDN...   4,995,000      4,995,000
  Louisiana Local Govt. Env. Facs. CDA RB, (LOC:
   Southtrust Bank, NA):
   Mid So. Extrusion Inc. Proj., 4.45%, VRDN.........   4,000,000      4,000,000
   Southern Ionics, Inc. Proj., 4.44%, VRDN..........   4,500,000      4,500,000
  Ouachita Parish, LA IDB RB, Epco Carbon Dioxide
   Products Proj., (LOC: Bank One, NA), 4.50%, VRDN..   2,000,000      2,000,000
  Plaquemines Parish, LA Env. RB, BP Exploration &
   Oil Proj., Ser. 1995, (Gtd. by BP Amoco Oil
   Corp.), 4.45%, VRDN...............................   3,800,000      3,800,000
                                                                  --------------
                                                                      20,295,000
                                                                  --------------
Maine - 0.2%
  Portland, ME Obligation Secs. RB, Barber Foods
   Proj., (LOC: Key Bank, NA), 4.45%, VRDN...........   2,500,000      2,499,990
                                                                  --------------
Massachusetts - 2.6%
  Massachusetts Bay Transport. Auth. RB, Ser. 333,
   (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by
   MBIA), 4.43%, VRDN................................  10,905,000     10,905,000
  Massachusetts GO, Ser. 287, (Liq.: Morgan Stanley
   Dean Witter, Inc. & Insd. by AMBAC), 4.48%, VRDN..   5,005,000      5,005,000
  Massachusetts IFA IDRB:
   Constitution Corp. Proj., (LOC: Citizen's Bank,
    NA), 4.45%, VRDN.................................   4,800,000      4,800,000
   Hardigg Properties Proj., (LOC: Citizen's Bank,
    NA), 4.45%, VRDN.................................   4,000,000      4,000,000
   Unilock NY Proj., (LOC: Bank One, NA), 4.50%,
    VRDN.............................................   4,000,000      4,000,000
  Massachusetts IFA RB:
   Battery Engineering Proj., (LOC: Bank of Tokyo-
    Mitsubishi, Ltd.), 4.95%, VRDN...................   2,700,000      2,700,000
   L.B. Foster Co. Proj., (LOC: Mellon Bank, NA),
    4.45%, VRDN......................................   2,045,000      2,045,000
                                                                  --------------
                                                                      33,455,000
                                                                  --------------
Michigan - 0.1%
  Berrien Cnty., MI EDA RRB, Arlington Metals Corp.
   Proj., (LOC: ABN AMRO Bank NV), 4.45%, VRDN.......   1,905,000      1,905,000
                                                                  --------------
Missouri - 0.1%
  Kansas City, MO IDA RRB, (LOC: Mercantile Bank,
   NA), 4.30%, VRDN..................................     900,000        900,000
                                                                  --------------
Nebraska - 0.6%
  Gage Cnty., NE IDRB, Farmland Inds., Inc. Proj.,
   (LOC: Rabobank Nederland), 4.50%, VRDN............   1,000,000      1,000,000
  Nebraska Investment Fin. MHRB, Apple Creek
   Associates, (LOC: Northern Trust Bank, NA), 4.64%,
   VRDN..............................................   6,190,000      6,190,000
  Saline Cnty., NE IDRB, Farmland Foods Proj., Ser.
   B, (LOC: Rabobank Nederland), 4.50%, VRDN.........   1,000,000      1,000,000
                                                                  --------------
                                                                       8,190,000
                                                                  --------------

                                   EVERGREEN
                       Select Municipal Money Market Fund
                       Schedule of Investments(continued)
                          August 31, 2000 (Unaudited)

                                                      Principal
                                                       Amount        Value

MUNICIPAL OBLIGATIONS - continued
Nevada - 0.6%
  Clark Cnty., NV Passenger Fac. Charge RB, Ser.
   343, (Liq.: Morgan Stanley Dean Witter, Inc. &
   Insd. by MBIA), 4.48%, VRDN...................... $ 7,495,000 $    7,495,000
                                                                 --------------
New Hampshire - 0.2%
  New Hampshire Business Fin. Auth. IDRB, Voith
   Sulzer Paper Proj., (LOC: Firstar Bank, NA),
   4.45%, VRDN......................................   2,500,000      2,500,000
                                                                 --------------
New Jersey - 1.9%
  New Jersey EDA Assisted Living RB, PFOTER:
   (Liq.: Merrill Lynch & Co., Inc.) 4.48%, VRDN....  18,130,000     18,130,000
   4.53%, VRDN......................................   6,490,000      6,490,000
                                                                 --------------
                                                                     24,620,000
                                                                 --------------
New York - 0.7%
  New York Thruway Auth. Gen. RB, MSTR-SG119, Ser.
   D, (LOC: Societe Generale Bank, SA), 4.40%,
   VRDN.............................................   9,700,000      9,700,000
                                                                 --------------
North Carolina - 0.9%
  Robeson Cnty., NC Indl. Facs. PCRB, Core Inds.,
   Inc. Proj., Ser. 1991, (LOC: Bank One, NA),
   4.50%, VRDN......................................   5,000,000      5,000,000
  Rowan Cnty., NC Indl. Facs. PCRB, PHC LLC Proj.,
   (LOC: SouthTrust Bank, NA), 4.44%, VRDN..........   1,400,000      1,400,000
  Wake Cnty., NC HFA MHRB, PFOTER, (Liq.: Merrill
   Lynch & Co., Inc.), 4.53%, VRDN..................   5,900,000      5,900,000
                                                                 --------------
                                                                     12,300,000
                                                                 --------------
Ohio - 0.3%
  Summit Cnty., OH IDRB, S.A. Comunale Co. Proj.,
   (LOC: Natl. City Bank, NA), 4.45%, VRDN..........   3,665,000      3,665,000
                                                                 --------------
Oklahoma - 0.8%
  Garfield Cnty., OK IDRB, Farmland Inds. Inc.
   Proj., (LOC: Rabobank Nederland), 4.50%, VRDN....   1,000,000      1,000,000
  Oklahoma State Wtr. Res. Loan Program RB, (LOC:
   Bayerische Landesbanken), 4.10%, 9/1/2000........  10,000,000     10,000,000
                                                                 --------------
                                                                     11,000,000
                                                                 --------------
Oregon - 1.5%
  Metrop. Svcs. Dist., OR Wst. Disposal RB, Riedel,
   OR Compost Co. Proj., (LOC: U.S. Bank, NA),
   4.50%, VRDN......................................   3,900,000      3,900,000
  Oregon EDA RB, Georgia Pacific Corp. Proj., (LOC:
   Deutsche Genossenschaftsbank (DG) AG), 4.53%,
   VRDN.............................................  15,600,000     15,600,000
                                                                 --------------
                                                                     19,500,000
                                                                 --------------
Pennsylvania - 2.3%
  Clinton Cnty., PA IDA Solid Wst. Disposal RB,
   Intl. Paper Co. Proj., Ser. A, (Gtd. by Intl.
   Paper Co.), 4.70%, 1/15/2001.....................  11,000,000     11,000,000

                                   EVERGREEN
                       Select Municipal Money Market Fund
                       Schedule of Investments(continued)
                          August 31, 2000 (Unaudited)

                                                      Principal
                                                       Amount        Value

MUNICIPAL OBLIGATIONS - continued
Pennsylvania - continued
  Pennsylvania EDA RB, Babcock & Wilcox Co., Ser. A-
   2, (PNC Bank, NA), 4.65%, VRDN................... $ 4,750,000 $    4,750,000
  Philadelphia, PA Wtr. & Wst. Wtr. Mgmt. RB, Ser.
   1999-1, (LOC: Commerzbank AG & Insd. by AMBAC),
   4.43%, VRDN......................................  14,705,000     14,705,000
                                                                 --------------
                                                                     30,455,000
                                                                 --------------
Rhode Island - 2.5%
  Rhode Island Hlth. & Ed. Bldg. Corp. MSTR, Ser.
   1999-69B Class A, (Liq.: Bear Stearns & Co.,
   Inc.), 4.44%, VRDN...............................  32,100,000     32,100,000
                                                                 --------------
South Carolina - 1.2%
  South Carolina Jobs EDA RB:
   Ebyl Cartex, Inc. Proj., (LOC: SouthTrust Bank,
    NA), 4.49%, VRDN................................   3,150,000      3,150,000
   PFOTER, St. Francis Hosp., (Liq. Merrill Lynch &
    Co., Inc.), 4.39%, VRDN.........................   9,495,000      9,495,000
  South Carolina Pub. Svs. Auth. RB, Ser. 265,
   (Liq.: Morgan Stanley Dean Witter, Inc. & Insd.
   by MBIA), 4.48%, VRDN............................   2,995,000      2,995,000
                                                                 --------------
                                                                     15,640,000
                                                                 --------------
South Dakota - 0.2%
  South Dakota Hsg. Dev. Auth. Mtge. Bonds, Ser. D,
   4.20%, 2/1/2001..................................   2,410,000      2,410,000
                                                                 --------------
Tennessee - 1.8%
  Chattanooga, TN IDRB, Synair Corp. Proj., (LOC:
   AmSouth Bank, NA), 4.45%, VRDN...................   7,000,000      7,000,000
  Franklin Cnty., TN IDRB, Franklin Inds., Inc.
   Proj., (LOC: Bank of America, NA), 4.50%, VRDN...   1,484,000      1,484,000
  Henderson, TN IDRB, Premier Manufacturing Corp.,
   Ser. 95, (LOC: Natl. City Bank, NA), 4.45%,
   VRDN.............................................   4,675,000      4,675,000
  Nashville & Davidson Cnty. Metro. Govt. of TN
   Hlth. & Ed. Facs. RRB, (Insd. by MBIA), 4.75%,
   VRDN.............................................   6,526,000      6,526,000
  Wilson Cnty., TN IDB RB:
   Briskin Manufacturing Co. Proj., (LOC: Lasalle
    Natl. Bank, NA), 4.40%, VRDN....................   2,400,000      2,400,000
   John Deal Coating, Inc. Proj., (LOC: AmSouth
    Bank, NA), 4.58%, VRDN..........................   2,000,000      2,000,000
                                                                 --------------
                                                                     24,085,000
                                                                 --------------
Texas - 4.9%
  Arlington, TX Independent Sch. Dist. RB, Ser. 285,
   (Liq.: Morgan Stanley Dean Witter, Inc.), 4.48%,
   VRDN.............................................   5,935,000      5,935,000
  Bexar Cnty., TX Hsg. Fin. Corp. MHRB, (Liq.:
   Merrill Lynch & Co., Inc.), 4.48%, VRDN..........   9,505,000      9,505,000

                                   EVERGREEN
                       Select Municipal Money Market Fund
                       Schedule of Investments(continued)
                          August 31, 2000 (Unaudited)

                                                      Principal
                                                       Amount        Value

MUNICIPAL OBLIGATIONS - continued
Texas - continued
  Brazos River, TX Harbor Navigation Dist. RB:
   Dow Chemical Co. Proj., Ser. 1997, (Gtd. by Dow
    Chemical Co.), 4.50%, VRDN...................... $ 4,800,000 $    4,800,000
   Merey Sweeney Proj., (LOC: Chase Manhattan Bank,
    NA), 4.45%, VRDN................................   3,400,000      3,400,000
  Dallas, TX IDRB, Crane Plumbing Proj., (LOC:
   American Natl. Bank (ANB) & Trust Co.), 4.35%,
   VRDN.............................................   3,920,000      3,920,000
  Galveston, TX HFA MHRRB, Village-By-The-Sea Apts.
   Proj., (LOC: Sumitomo Bank, Ltd.), 5.80%, VRDN...   2,730,000      2,730,000
  Greater East, TX Higher Ed. RB, Ser. B, (Insd. by
   SLMA), 4.22%, 2/1/2001...........................   7,000,000      7,000,000
  Gulf Coast, TX IDA Solid Wst. Disposal RB, Citgo
   Petroleum Corp. Proj., (LOC: BNP Paribas), 4.45%,
   VRDN.............................................   1,000,000      1,000,000
  Gulf Coast, TX Wst. Disposal Auth. RB, Amoco Oil
   Co. Proj., (Gtd. by BP Amoco Oil Co.):
   4.45%, VRDN......................................   1,300,000      1,300,000
   Ser. 1993, 4.45%, VRDN...........................     600,000        600,000
  Harris Cnty., TX GO, Ser. 255, (Liq.: Morgan
   Stanley Dean Witter, Inc.), 4.48%, VRDN..........   2,920,000      2,920,000
  Matagorda Cnty., TX Navigation Dist. RB, (Liq.:
   Morgan Stanley Dean Witter, Inc.), 4.53%, VRDN...   6,695,000      6,695,000
  North East, TX Independent Sch. Dist. RB, Ser.
   2000-13, 144A, (LOC: ABN AMRO Bank NV), 4.35%,
   11/1/2000........................................   6,185,000      6,185,000
  Texas A&M Univ. RB, 144A, (LOC: ABN AMRO Bank NV &
   Insd. by MBIA), 4.40%, 11/15/2000................   3,600,000      3,600,000
  Texas Wtr. Dev. Board RB, Ser. 264, (Liq.: Morgan
   Stanley Dean Witter, Inc.), 4.48%, VRDN..........   4,310,000      4,310,000
                                                                 --------------
                                                                     63,900,000
                                                                 --------------
Utah - 0.3%
  Utah Cnty., UT IDRB, McWane, Inc. Proj., (LOC:
   AmSouth Bank, NA), 4.45%, VRDN...................   3,470,000      3,470,000
                                                                 --------------
Virginia - 2.0%
  Buena Vista, VA IDRRB, Everbrite, Inc. Proj.,
   (LOC: Marshall & Isley Bank, NA), 4.75%, VRDN....   1,815,000      1,815,000
  Chesapeake, VA IDRB, Sumitomo Machine Co. Proj.,
   (LOC: Sumitomo Bank, Ltd.), 5.70%, VRDN..........   1,500,000      1,500,000
  Newport News, VA Redev. & Hsg. RB, Walker Vlg.
   Proj., (Liq.: GE Capital Corp. & Insd. by FGIC),
   4.60%, 4/1/2001..................................   2,450,000      2,450,000
  Peninsula Port Auth., VA, IDRB, Kinyo, VA, Inc.
   Proj., (LOC: Indl. Bank of Japan, Ltd.), 4.80%,
   VRDN.............................................   8,200,000      8,200,000
  Virginia Beach, VA Dev. Auth. MHRB PFOTER, (Liq.
   Merrill Lynch & Co., Inc. & Insd. by MBIA),
   4.53%, VRDN......................................   4,995,000      4,995,000

                                   EVERGREEN
                       Select Municipal Money Market Fund
                       Schedule of Investments(continued)
                          August 31, 2000 (Unaudited)

                                                       Principal
                                                        Amount        Value

MUNICIPAL OBLIGATIONS - continued
Virginia - continued
  West Side Calhoun Cnty., TX Swr. & Solid Wst. RB,
   BP Chemicals, Inc. Proj., (Gtd. by BP Amoco Oil
   Corp.), 4.45%, VRDN............................... $ 1,000,000 $    1,000,000
  West Virginia Hsg. Dev. Fund Interim Financing
   Notes, Ser. 2000H, 4.65%, 9/28/2000...............   6,890,000      6,890,000
                                                                  --------------
                                                                      26,850,000
                                                                  --------------
Washington - 0.9%
  Central Puget Sound, WA Regl. Trans. Auth. RB,
   (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by
   FGIC), 4.48%, VRDN................................   2,275,000      2,275,000
  Port Bellingham, WA IDA RB, Bakerview Proj., (LOC:
   Key Bank, NA), 4.50%, VRDN........................   2,980,000      2,980,000
  Port Grays Harbor, WA IDRB, Weyerhaeuser Co.
   Project, (Gtd. by Weyerhaeuser Co.), 4.53%, VRDN..   6,850,000      6,850,000
                                                                  --------------
                                                                      12,105,000
                                                                  --------------
West Virginia - 1.6%
  West Virginia Hosp. Fin. Auth. RB PFOTER, (Liq.:
   Merrill Lynch & Co., Inc.), 4.48%, VRDN...........  21,295,000     21,295,000
                                                                  --------------
Wisconsin - 1.7%
  Eau Claire, WI IDRB, Intek Plastics Proj., (LOC:
   U.S. Bank, NA), 4.55%, VRDN.......................   1,750,000      1,750,000
  Howard, WA IDRB, Fox Converting, Inc. Proj., Ser.
   A, (LOC: Firstar Bank, NA), 4.45%, VRDN...........   4,500,000      4,500,000
  Kohler, WI Solid Wst. Disposal RB, Kohler Co.
   Proj., (LOC: Wachovia Bank, NA), 4.46%, VRDN......   4,000,000      4,000,000
  Ladysmith, WI Solid Wst. Disposal Fac. RB,
   Cityforest Corp. Proj., (LOC: Union Bank, NA),
   5.05%, VRDN.......................................   4,000,000      4,000,000
  Manitowoc, WI IDRB, Northern Labs, Inc. Proj.,
   (LOC: Firstar Bank, NA), 4.45%, VRDN..............   3,100,000      3,100,000
  Milwaukee, WI IDRB, Sellars Absorbant Materials
   Proj., (LOC: Firstar Bank, NA), 4.60%, VRDN.......   5,000,000      5,000,000
                                                                  --------------
                                                                      22,350,000
                                                                  --------------
Wyoming - 3.4%
  Converse Cnty., WY Env. Impt. RB, Pacificorp Proj.,
   Ser. 1995, (Gtd. by Pacificorp.), 4.55%, VRDN.....   1,800,000      1,800,000
  Lincoln Cnty., WY Env. Impt. RB, Pacificorp Proj.,
   Ser. 1995, (Gtd. by Pacificorp.), 4.55%, VRDN.....   3,700,000      3,700,000
  Lincoln Cnty., WY PCRRB, Pacificorp Proj., Ser.
   1995, (Gtd. by Pacificorp.), 4.45%, VRDN..........  15,000,000     15,000,000
  Sweetwater Cnty., WY, Env. Impt. RB:
   Pacificorp. Proj, Ser. 1995, (Gtd. by
    Pacificorp.), 4.55%, VRDN........................   3,000,000      3,000,000
   SF Phosphates, Ltd. Proj., (LOC: Rabobank
    Nederlands), 4.50%, VRDN.........................  21,500,000     21,500,000
                                                                  --------------
                                                                      45,000,000
                                                                  --------------

                                   EVERGREEN
                       Select Municipal Money Market Fund
                       Schedule of Investments(continued)
                          August 31, 2000 (Unaudited)

                                                       Principal
                                                        Amount        Value

MUNICIPAL OBLIGATIONS - continued
Other - 26.7%
  Charter Mac Low Floater Certificates, (LOC:
   Bayerische Landesbanken & Insd. by MBIA), 4.48%,
   VRDN.............................................. $17,500,000 $   17,500,000
  Clipper Tax Exempt Cert. Trust COP:
   Ser. 1997-1, (LOC: State Street Bank, NA & Coll.
    by GNMA), 4.58%, VRDN............................  45,053,000     45,053,000
   Ser. 1999-2, (LOC: State Street Bank, NA), 4.58%,
    VRDN.............................................  28,406,000     28,406,000
   Ser. 1999-3, (LOC: State Street Bank, NA & Coll.
    by GNMA), 4.58%, VRDN............................  11,603,000     11,603,000
  IBM Tax Exempt Grantor Trust PFOTER:
   (Liq.: Merrill Lynch & Co., Inc.), 4.48%, VRDN....   2,315,000      2,315,000
   Ser. 1999-A, 4.48%, VRDN..........................  10,820,000     10,820,000
  Koch Fin. Corp. PFOTER:
   (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA),
    4.39%, VRDN......................................  42,000,000     42,000,000
   (LOC: State Street Bank, NA & Insd. by AMBAC),
    4.58%, VRDN......................................  31,192,858     31,192,858
  Macon Trust Pooled Variable Rate Certificates:
   Ser. A, (LOC: Bank of America, NA & Insd. by
    AMBAC), 4.53%, VRDN..............................  16,745,000     16,745,000
   Ser. A, 144A, (LOC: Bank of America, NA & Insd. by
    MBIA), 4.53%, VRDN...............................   5,000,000      5,000,000
   (LOC: Bank of America, NA & Insd. by FSA),
    4.58%, VRDN......................................  30,160,000     30,160,000
  Merrill Lynch, Inc., PFOTER:
   (Liq.: Merrill Lynch & Co., Inc. & Insd. by FHA),
    4.53%, VRDN......................................   1,230,000      1,230,000
   (LOC: HypoVereinsbank), 4.58%, VRDN...............  18,755,000     18,755,000
   (LOC: Bayerische Landesbanken), 4.58%, VRDN.......   8,905,000      8,905,000
   (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA),
    4.63%, VRDN......................................   4,825,000      4,825,000
   PPT-7, (Insd. by AMBAC), 4.50%, 1/25/2001.........   4,790,000      4,790,000
  Morgan Keegan Muni. Products Trust Receipts, (Liq.:
   Credit Local de France & Coll. by U.S. Treasury
   Obligations):
   Ser. B, 4.97%, VRDN...............................  29,080,000     29,080,000
   Ser. F, 4.53%, VRDN...............................  30,960,000     30,960,000
  Muni. Securities Pool Trust PFOTER, (SPA: Societe
   Generale Bank, SA & Insd. by FGIC), 4.58%, VRDN...     630,000        630,000
  Pitney Bowes Credit Corp. Leasetops, Ser. 1999-2,
   (SPA: Pitney Bowes Credit Corp. & Insd. by AMBAC),
   4.58%, VRDN.......................................   8,801,272      8,801,272
                                                                  --------------
                                                                     348,771,130
                                                                  --------------
    Total Municipal Obligations (cost
     $1,292,359,120).................................              1,292,359,120
                                                                  --------------
                                                        Shares        Value

MUTUAL FUND SHARES - 1.0%
  Federated Municipal Obligation Fund, (cost
   $13,000,000)......................................  13,000,000 $   13,000,000
                                                                  --------------
Total Investments - (cost $1,305,359,120) - 99.8%................  1,305,359,120
Other Assets and Liabilities - net - 0.2%........................      2,917,946
                                                                  --------------
Net Assets - 100.0%.............................................. $1,308,277,066
                                                                  ==============


                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                       Select Treasury Money Market Fund
                            Schedule of Investments
                          August 31, 2000 (Unaudited)

                                                      Principal
                                                        Amount        Value

U.S. TREASURY OBLIGATIONS - 19.2%
  U.S. Treasury Notes:
   4.50%, 9/30/2000+................................ $ 25,000,000 $   24,978,799
   4.50%, 1/31/2001+................................   75,000,000     74,466,067
   4.625%, 11/30/2000+..............................  150,000,000    149,609,350
   4.625%, 12/31/2000+..............................   50,000,000     49,751,855
   4.875%, 3/31/2001................................   65,000,000     64,453,038
   5.25%, 5/31/2001.................................   50,000,000     49,436,860
   5.375%, 2/15/2001+...............................   25,000,000     24,888,248
   5.625%, 5/15/2001................................   50,000,000     49,736,979
   6.125%, 9/30/2000+...............................  100,000,000    100,043,856
                                                                  --------------
    Total U.S. Treasury Obligations (cost
     $587,365,052)..................................                 587,365,052
                                                                  --------------
REPURCHASE AGREEMENTS - 94.8%
  ABN Amro, Inc., 6.61%, dated 8/31/2000, maturing
   9/1/2000, maturity value $150,027,542 (1)........  150,000,000    150,000,000
  Barclays DeZeote Wedd Securities, 6.46%, dated
   8/31/2000, maturing 9/1/2000, maturity value
   $150,026,917 (2).................................  150,000,000    150,000,000
  Bear Stearns & Co., 6.60%, dated 8/31/2000,
   maturing 9/1/2000, maturity value $150,027,500
   (3)..............................................  150,000,000    150,000,000
  Credit Suisse First Boston Corp., 6.47%, dated
   8/31/2000, maturing 9/1/2000, maturity value
   $150,026,958 (4).................................  150,000,000    150,000,000
  Deutsche Bank AG:
   6.50%, dated 8/22/2000, maturing 10/3/2000,
    maturity value $403,033,333 (5).................  400,000,000    400,000,000
   6.50%, dated 8/10/2000, maturing 1/31/2001,
    maturity value $76,776,078 (6) /\/\.............   74,437,500     74,437,500
  Dresdner Bank AG, 6.69%, dated 6/7/2000, maturing
   11/30/2000, maturity value
   $153,744,205 (7) /\/\............................  148,875,000    148,875,000
  Greenwich Capital Markets, 6.61%, dated 8/31/2000,
   maturing 9/1/2000, maturity value $150,027,542
   (8)..............................................  150,000,000    150,000,000
  HSBC Securities, Inc., 6.47%, dated 8/31/2000,
   maturing 9/1/2000, maturity value $150,026,958
   (9)..............................................  150,000,000    150,000,000
  Lehman Brothers, Inc., 6.60%, dated 8/31/2000,
   maturing 9/1/2000, maturity value $150,027,500
   (10).............................................  150,000,000    150,000,000
  Morgan Stanley & Co.:
   6.45%, dated 5/3/2000, maturing 10/2/2000,
    maturity value $25,580,068 (11) /\/\............   24,906,250     24,906,250
   6.55%, dated 8/10/2000, maturing 2/15/2001,
    maturity value $26,409,206 (12) /\/\............   25,531,250     25,531,250
  Salomon Smith Barney, Inc., 6.47%, dated
   8/31/2000, maturing 9/1/2000, maturity value
   $445,079,976 (13)................................  445,000,000    445,000,000

                                   EVERGREEN
                       Select Treasury Money Market Fund
                       Schedule of Investments(continued)
                          August 31, 2000 (Unaudited)

                                                     Principal
                                                       Amount        Value

REPURCHASE AGREEMENTS - continued
  Societe Generale:
   6.60%, dated 8/31/2000, maturing 9/1/2000,
    maturity value $130,022,909 (14)............... $129,999,076 $  129,999,076
   6.40%, dated 5/3/2000, maturing 10/2/2000,
    maturity value $103,069,511 (15) /\............  100,375,000    100,375,000
   6.45%, dated 8/10/2000, maturing 1/2/2001,
    maturity value $51,170,701 (16) /\.............   49,875,000     49,875,000
  State Street Bank & Trust Co., 6.60%, dated
   8/31/2000, maturing 9/1/2000, maturity value
   $150,027,500 (17)...............................  150,000,000    150,000,000
  Warburg Dillon Reed LLC, 6.61%, dated 8/31/2000,
   maturing 9/1/2000, maturity value $150,027,542
   (18)............................................  150,000,000    150,000,000
  West Deutsche Landes Bank, 6.61%, dated
   8/31/2000, maturing 9/1/2000, maturity value
   $150,027,164 (19)...............................  150,000,000    150,000,000
                                                                 --------------
    Total Repurchase Agreements (cost
     $2,898,999,076)...............................               2,898,999,076
                                                                 --------------
Total Investments - (cost $3,486,364,128) - 114.0%..............  3,486,364,128
Other Assets and Liabilities - net - (14.0).....................   (429,012,726)
                                                                 --------------
Net Assets - 100.0%............................................. $3,057,351,402
                                                                 ==============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                    Select U.S. Government Money Market Fund
                            Schedule of Investments
                          August 31, 2000 (Unaudited)

                                                        Principal
                                                         Amount       Value
U.S. AGENCY OBLIGATIONS - 97.0%
FHLB - 25.9%
  6.71% - 6.72%, 9/6/2000............................. $35,000,000 $ 35,000,000
  6.41%, 9/8/2000.....................................  38,910,000   38,861,503
  6.75%, 4/6/2001.....................................   2,750,000    2,750,000
  7.08%, 8/14/2001....................................   8,000,000    8,000,000
                                                                   ------------
    Total FHLB (cost $84,611,503).....................               84,611,503
                                                                   ------------
FHLMC - 29.0%
  6.42%, 9/12/2000....................................  40,000,000   39,921,534
  6.41%, 9/19/2000....................................  40,000,000   39,871,800
  6.35%, 1/5/2001.....................................   2,000,000    1,999,958
  6.4%, 2/8/2001......................................   8,000,000    7,981,659
  6.9%, 8/28/2001.....................................   5,000,000    5,000,000
                                                                   ------------
    Total FHLMC (cost $94,774,951)....................               94,774,951
                                                                   ------------
FNMA - 13.0%
  6.53%, 11/24/2000...................................  25,000,000   25,000,000
  6.57%, 2/22/2001....................................   2,500,000    2,499,358
  6.0%, 7/17/2001.....................................   7,000,000    6,941,599
  6.84%, 7/18/2001....................................   8,000,000    8,000,720
                                                                   ------------
    Total FNMA (cost $42,441,677).....................               42,441,677
                                                                   ------------
IADB - 1.5%
  5.125%, 2/22/2001 (cost $4,954,544).................   5,000,000    4,954,544
                                                                   ------------
SLMA - 27.6%
  6.82% - 7.02%, 9/5/2000.............................  85,000,000   85,005,281
  6.05%, 11/3/2000....................................   5,000,000    4,999,879
                                                                   ------------
    Total SLMA (cost $90,005,160).....................               90,005,160
                                                                   ------------
    Total U.S. Agency Obligations (cost
     $316,787,835)....................................              316,787,835
                                                                   ------------
REPURCHASE AGREEMENTS - 3.0%
  Dresdner Bank AG, 6.60%, dated 8/31/2000, maturing
   9/1/2000 maturity value $9,745,033 (cost
   $9,743,247) (20)...................................   9,743,247    9,743,247
                                                                   ------------
Total Investments - (cost $326,531,082) - 100.0%..................  326,531,082
Other Assets and Liabilities - net - 0.0%.........................       20,372
                                                                   ------------
Net Assets - 100.0%............................................... $326,551,454
                                                                   ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                     Select 100% Treasury Money Market Fund
                            Schedule of Investments
                          August 31, 2000 (Unaudited)

                                                         Principal
                                                           Amount       Value
U.S. TREASURY BILLS - 72.1%
  6.26% - 6.38%, 9/21/2000............................. $251,470,000 $250,592,815
  5.67% - 5.96%, 9/28/2000.............................   86,919,000   86,543,978
  5.70% - 5.99%, 10/12/2000............................   34,275,000   34,050,213
  5.86%, 11/2/2000.....................................      592,000      586,026
  5.86% - 6.10%, 11/9/2000.............................   84,126,000   83,153,835
  6.02%, 1/18/2001.....................................   21,135,000   20,644,148
                                                                     ------------
    Total U.S. Treasury Bills (cost $475,571,015)......               475,571,015
                                                                     ------------
U.S. TREASURY NOTES - 27.8%
  4.50% - 6.125%, 9/30/2000............................   53,679,000   53,642,226
  4.00% - 5.75%, 10/31/2000............................   51,401,000   51,211,431
  5.625%, 11/30/2000...................................    3,424,000    3,418,430
  5.00% - 5.625%, 2/28/2001............................   11,301,000   11,237,553
  4.875% - 6.375%, 3/31/2001...........................   11,872,000   11,791,654
  5.00% - 6.25%, 4/30/2001.............................   27,474,000   27,454,784
  5.75%, 6/30/2001.....................................   24,460,000   24,328,580
                                                                     ------------
    Total U.S. Treasury Notes (cost $183,084,658)......               183,084,658
                                                                     ------------
Total Investments - (cost $658,655,673) - 99.9%.....................  658,655,673
Other Assets and Liabilities - net - 0.1%...........................      847,839
                                                                     ------------
Net Assets - 100.0%................................................. $659,503,512
                                                                     ============

                See Combined Notes to Schedules of Investments.

                   Combined Notes to Schedules of Investments
                          August 31, 2000 (Unaudited)

144A Securities that may be sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
+     Security on loan.
/\    Represents collateral received for securities on loan.

The repurchase agreements are fully collateralized by:
 (1)  $219,691,000 U.S. Treasury STRIPS, 0.00% - 3.875%, 2/15/2007 - 4/15/2029;
      value including accrued interest is $153,000,189.
 (2)  $136,373,000 U.S. Treasury Notes, 3.625% - 5.625%, 5/15/2000 - 7/15/2002;
      $71,949,000 U.S. Treasury STRIPs, 2/15/2003 - 5/15/2020; value including accrued interest is $153,000,361.
 (3)  $585,499,500 U.S. Treasury STRIPS, 0.00% - 9.25%, 11/15/2012 -
       11/15/2027; value including accrued interest is $153,172,075.
 (4)  $151,739,000 U.S. Treasury Notes, 5.75% - 6.62%, 11/15/2000 - 5/15/2007;
      value including accrued interest is $154,509,125.
 (5)  $462,442,122 GNMA, 6.50% - 8.00%, 5/15/2027 - 4/15/2030; value including accrued interest is $408,000,000.
 (6)  $86,057,378 GNMA, 6.50% - 8.00%, 5/15/2027 - 4/15/2030; value including accrued interest is $75,926,250.
 (7)  $253,337,898 GNMA, 6.50% - 9.00%, 8/15/2008 - 5/20/2030; value including accrued interest is $152,054,840.
 (8)  $10,922,000 U.S. Treasury Bond, 5.25%, 11/15/2028 and $132,755,000 U.S.
      Treasury STRIPS 3.625%, 7/15/2002; value including accrued interest is $153,000,971.
 (9)  $76,682,000 U.S. Treasury Bonds, 5.50% - 14.25%, 2/15/2001 - 8/15/2028
      and $60,569,000 U.S. Treasury Notes, 4.75% - 6.625%, 10/15/2006 -
       8/15/2010; value including accrued interest is $153,002,555.
(10)  $527,757,000 U.S. Treasury STRIPS, 8.00% - 8.875%, 2/15/2019 -
       11/15/2021; value including accrued interest is $153,001,127.
(11)  $42,819,945 GNMA, 5.50% - 8.00%, 4/15/2014 - 7/15/2030; value including interest is $25,534,626.
(12)  $43,285,533 GNMA, 6.50% - 12.00%, 10/15/2010 - 6/15/2027; value including interest is $26,234,729.
(13)  $1,139,460,000 U.S. Treasury STRIPS, 5/15/2001 - 11/15/2027; value including accrued interest is $453,959,152.
(14)  $129,193,000 U.S. Treasury Notes, 6.60%, 8/30/2001 - 5/30/2030 and
      $510,000 U.S. Treasury STRIPS, 8/30/2001 - 8/15/2017; value including accrued interest is $132,558,108.
(15)  $259,478,000 U.S. Treasury STRIPS, 5/15/2008 - 5/15/2021; value including accrued interest is $103,016,333.
(16)  $100,192,539 GNMA, 6.50% - 8.00%, 3/20/2025 - 4/15/2030; value including accrued interest is $53,668,512.
(17)  $127,905,000 U.S. Treasury Notes, 6.25% - 8.50%, 5/15/2020 - 8/15/2023;
      value including accrued interest is $153,006,339.
(18)  $142,160,000 U.S. Treasury STRIPS, 3.625%, 7/15/2002; value including accrued interest is $153,002,321.
(19)  $120,650,000 U.S. Treasury Bonds, 10.625%, 8/15/2015; value including accrued interest is $152,685,161.
(20)  $10,150,000 U.S. Treasury Bill, 0.00%, 12/28/2000 - 1/4/2001; value including accrued interest is $9,938,937.

                          August 31, 2000 (Unaudited)


Summary of Abbreviations:
AMBAC American Municipal Bond         LOC    Letter of Credit
      Assurance Corp.                 MBIA   Municipal Bond Investors Assurance
CDA   Community Development                  Corp.
      Authority                       MHRB   Multifamily Housing Revenue Bond
COP   Certificates of Participation   MHRRB  Multifamily Housing Refunding
EDA   Economic Development Authority         Revenue Bond
EDRB  Economic Development Revenue    MSTR   Municipal Securities Trust Receipts
      Bond                            MTN    Medium Term Notes
FGIC  Financial Guaranty Insurance    PCRB   Pollution Control Revenue Bond
      Co.                             PCRRB  Pollution Control Refunding Revenue
FHA   Federal Housing Authority              Bond
FHLB  Federal Home Loan Bank          PFOTER Puttable Floating Option Tax Exempt
FHLMC Federal Home Loan Mortgage             Receipts
      Corp.                           PPT    Pooled Puttable Trust
FNMA  Federal National Mortgage       PVRC   Pooled Variable Rate Certificate
      Association                     RB     Revenue Bond
FRN   Floating Rate Note              RRB    Refunding Revenue Bond
FSA   Financial Security Assurance,   SAK    Sakura Trust
      Inc.                            SFHRB  Single Family Housing Revenue Bond
GNMA  Government National Mortgage    SLMA   Student Loan Marketing Association
      Association                     SPA    Securities Purchase Agreement
GO    General Obligation              STRIPS Separately Traded Registered
HFA   Housing Finance Authority              Interest and Principal Securities
IADB  Inter-American Development      TRAN   Tax Revenue Anticipation Note
      Bank                            VRDN   Variable Rate Demand Note
IDA   Industrial Development
      Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue
      Bond
IDRRB Industrial Development
      Refunding Revenue Bond
IFA   Industrial Finance Authority

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not af-filiated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2000.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of prin-cipal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security repurchase agreements; tender option repurchase agree-ments; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Ex-change Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds
                      Statements of Assets and Liabilities
                          August 31, 2000 (Unaudited)

                              Select                         Select      Select U.S.      Select
                           Money Market       Select        Treasury      Government   100% Treasury
                               Fund       Municipal Fund      Fund           Fund          Fund
----------------------------------------------------------------------------------------------------
Assets
 Investments in
  securities............  $6,552,490,492  $1,305,359,120 $  587,365,052  $316,787,835  $658,655,673
 Investments in
  repurchase
  agreements............               0               0  2,898,999,076     9,743,247             0
----------------------------------------------------------------------------------------------------
 Investments at
  amortized cost........   6,552,490,492   1,305,359,120  3,486,364,128   326,531,082   658,655,673
 Cash...................          37,717               0              0             0        97,350
 Receivable for Fund
  shares sold...........      19,107,712         826,167              0             0             0
 Interest receivable....      44,380,962       6,524,913     15,634,318     1,371,898     3,035,393
 Deferred organization
  expenses..............           3,327           3,327          3,327             0             0
 Receivable from
  investment advisor....               0               0              0        11,895        88,198
 Prepaid expenses and
  other assets..........          23,859          74,988        802,305        48,842        27,029
----------------------------------------------------------------------------------------------------
 Total assets...........   6,616,044,069   1,312,788,515  3,502,804,078   327,963,717   661,903,643
----------------------------------------------------------------------------------------------------
Liabilities
 Distributions payable..      25,291,370       3,391,306     15,058,400     1,380,659     2,360,060
 Payable for Fund shares
  redeemed..............         473,331         250,000      1,601,354             0             0
 Payable for securities
  on loan...............               0               0    428,746,007             0             0
 Due to custodian bank..               0         690,054              0             0             0
 Advisory fee payable...          20,346           3,938         24,199             0             0
 Distribution Plan
  expenses payable......          19,058           2,458          9,723           258         1,964
 Due to other related
  parties...............          11,071         138,014          5,023           538         1,079
 Accrued expenses and
  other liabilities.....         322,891          35,679          7,970        30,808        37,028
----------------------------------------------------------------------------------------------------
 Total liabilities......      26,138,067       4,511,449    445,452,676     1,412,263     2,400,131
----------------------------------------------------------------------------------------------------
Net assets..............  $6,589,906,002  $1,308,277,066 $3,057,351,402  $326,551,454  $659,503,512
----------------------------------------------------------------------------------------------------
Net assets represented
 by
 Paid-in capital........  $6,594,310,099  $1,308,188,201 $3,057,353,858  $326,550,471  $659,462,884
 Undistributed
  (overdistributed) net
  investment income.....               0          26,024              0         1,463       155,017
 Accumulated net
  realized gains or
  losses on securities..      (4,404,097)         62,841         (2,456)         (480)     (114,389)
----------------------------------------------------------------------------------------------------
Total net assets........  $6,589,906,002  $1,308,277,066 $3,057,351,402  $326,551,454  $659,503,512
----------------------------------------------------------------------------------------------------
Net assets consists of
 Class I................  $3,789,374,278  $  947,902,587 $1,609,782,659  $291,544,849  $367,549,883
 Class IS...............   2,800,531,724     360,374,479  1,447,568,743    35,006,605   291,953,629
----------------------------------------------------------------------------------------------------
Total net assets........  $6,589,906,002  $1,308,277,066 $3,057,351,402  $326,551,454  $659,503,512
----------------------------------------------------------------------------------------------------
Shares outstanding
 Class I................   3,791,867,664     947,835,393  1,609,784,454   291,545,088   367,493,223
 Class IS...............   2,802,468,873     360,353,784  1,447,568,654    35,006,650   291,969,661
----------------------------------------------------------------------------------------------------
Net asset value per
 share
 Class I................  $         1.00  $         1.00 $         1.00  $       1.00  $       1.00
----------------------------------------------------------------------------------------------------
 Class IS...............  $         1.00  $         1.00 $         1.00  $       1.00  $       1.00
----------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds
                            Statements of Operations
                  Six Months Ended August 31, 2000 (Unaudited)

                             Select       Select        Select     Select U.S.     Select
                          Money Market   Municipal     Treasury    Government   100% Treasury
                              Fund         Fund          Fund         Fund          Fund
---------------------------------------------------------------------------------------------
Investment income
 Interest...............  $189,651,442  $26,019,957  $100,272,036  $6,866,227    $16,046,750
---------------------------------------------------------------------------------------------
Expenses
 Advisory fee...........     3,238,694      638,877     1,795,118     129,360        579,951
 Distribution Plan
  expenses..............     3,250,617      255,169     1,814,123      39,800        287,784
 Administrative services
  fees..................     1,766,560      348,478       979,155      64,680        165,700
 Transfer agent fee.....        66,213        1,557         2,195       1,274            333
 Custodian fee..........       723,362      141,761       202,285      27,156         64,799
 Other..................       277,982       48,310        90,650      74,119         73,262
---------------------------------------------------------------------------------------------
 Total expenses.........     9,323,428    1,434,152     4,883,526     336,389      1,171,829
 Less: Expense
  reductions............      (134,509)     (32,522)      (63,068)     (3,996)       (10,604)
   Fee waivers..........             0            0       (32,591)    (76,993)      (566,151)
---------------------------------------------------------------------------------------------
 Net expenses...........     9,188,919    1,401,630     4,787,867     255,400        595,074
---------------------------------------------------------------------------------------------
 Net investment income..   180,462,523   24,618,327    95,484,169   6,610,827     15,451,676
---------------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities..    (3,717,169)      62,841             0           0          5,187
---------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............  $176,745,354  $24,681,168  $ 95,484,169  $6,610,827    $15,456,863
---------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds
                      Statements of Changes in Net Assets
                  Six Months Ended August 31, 2000 (Unaudited)

                               Select           Select           Select        Select U.S.      Select
                            Money Market       Municipal        Treasury       Government    100% Treasury
                                Fund             Fund             Fund            Fund           Fund
-----------------------------------------------------------------------------------------------------------
Operations
 Net investment income..  $    180,462,523  $    24,618,327  $    95,484,169  $   6,610,827  $  15,451,676
 Net realized gains or
  losses on securities..        (3,717,169)          62,841                0              0          5,187
-----------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............       176,745,354       24,681,168       95,484,169      6,610,827     15,456,863
-----------------------------------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income
 Class I................      (102,613,335)     (20,511,943)     (53,975,829)    (5,675,778)    (9,167,648)
 Class IS...............       (77,849,188)      (4,106,384)     (41,508,340)      (935,049)    (6,284,028)
-----------------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders..........      (180,462,523)     (24,618,327)     (95,484,169)    (6,610,827)   (15,451,676)
-----------------------------------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold..................    15,435,167,885    1,263,439,960    7,559,209,157    508,564,288    788,094,219
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........        53,056,737        4,170,944        6,507,288      1,124,255        867,093
 Payment for shares
  redeemed..............   (15,442,259,046)  (1,025,559,664)  (7,701,300,190)  (321,301,148)  (660,880,598)
-----------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from capital
  share transactions....        45,965,576      242,051,240     (135,583,745)   188,387,395    128,080,714
-----------------------------------------------------------------------------------------------------------
  Total increase
   (decrease) in net
   assets...............        42,248,407      242,114,081     (135,583,745)   188,387,395    128,085,901
Net assets
 Beginning of period....     6,547,657,595    1,066,162,985    3,192,935,147    138,164,059    531,417,611
-----------------------------------------------------------------------------------------------------------
 End of period..........  $  6,589,906,002  $ 1,308,277,066  $ 3,057,351,402  $ 326,551,454  $ 659,503,512
-----------------------------------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income......  $              0  $        26,024  $             0  $       1,463  $     155,017
-----------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds
                      Statements of Changes in Net Assets
                          Year Ended February 29, 2000

                                  Select           Select            Select       Select U.S.       Select
                               Money Market       Municipal         Treasury       Government    100% Treasury
                                   Fund             Fund              Fund          Fund (a)         Fund
----------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income....   $    289,265,339  $    37,146,805  $    164,896,424  $  1,906,698  $    26,271,042
 Net realized gains or
  losses on securities....           (269,420)          26,024                 0          (284)        (119,576)
----------------------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations.............        288,995,919       37,172,829       164,896,424     1,906,414       26,151,466
----------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from net
  investment income
 Class I..................       (165,834,341)     (32,915,254)      (93,059,989)   (1,906,650)     (19,710,811)
 Class IS.................       (123,430,998)      (4,341,432)      (71,836,435)          (48)      (6,560,532)
----------------------------------------------------------------------------------------------------------------
  Total distributions to
   shareholders...........       (289,265,339)     (37,256,686)     (164,896,424)   (1,906,698)     (26,271,343)
----------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold....................     32,569,439,105    2,130,199,709    13,269,568,499   219,754,596    1,775,217,307
 Net asset value of shares
  issued in reinvestment
  of distributions........         98,222,629        4,036,456         9,535,533     1,066,129        1,210,695
 Payment for shares
  redeemed................    (31,442,994,296)  (2,069,232,670)  (13,619,550,894)  (82,656,382)  (1,889,438,632)
 Net asset value of shares
  issued in acquisition of
  CoreFund Liquidity Fund..       227,071,680                0                 0             0                0
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from capital share
   transactions...........      1,451,739,118       65,003,495      (340,446,862)  138,164,343     (113,010,630)
----------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets................      1,451,469,698       64,919,638      (340,446,862)  138,164,059     (113,130,507)
 Net assets
 Beginning of period......      5,096,187,897    1,001,243,347     3,533,382,009             0      644,548,118
----------------------------------------------------------------------------------------------------------------
 End of period............   $  6,547,657,595  $ 1,066,162,985  $  3,192,935,147  $138,164,059  $   531,417,611
----------------------------------------------------------------------------------------------------------------
 Undistributed net
  investment income.......   $              0  $        26,024  $              0  $      1,463  $       155,017
----------------------------------------------------------------------------------------------------------------

(a) For the period from October 1, 1999 (commencement of operations) to Febru-ary 29, 2000.

                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements(Unaudited)

1. ORGANIZATION

The Evergreen Select Money Market Funds consist of Evergreen Select Money Mar-ket Fund ("Select Money Market Fund"), Evergreen Select Municipal Money Market Fund ("Select Municipal Fund"), Evergreen Select Treasury Money Market Fund ("Select Treasury Fund"), Evergreen Select U.S. Government Money Market Fund ("Select U.S. Government Fund") and Evergreen Select 100% Treasury Money Market Fund ("Select 100% Treasury Fund"), (collectively, the "Funds"). Each Fund is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Del-aware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Institutional Shares ("Class I") and Institutional Service Shares ("Class IS"). Each class of shares is sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing service fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued utilizing the amortized cost method, which approximates market value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter assuming a constant accretion of any dis-count or amortization of any premium from its face value until maturity.

Mutual fund shares held in a Fund are valued at the net asset value of each mu-tual fund.

B. Repurchase Agreements
Securities pledged as collateral for repurchase agreements are held in a segre-gated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advi-sor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commis-sion, the Funds may transfer uninvested cash balances into a joint trading ac-count. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Securities Lending
In order to generate income and to offset expenses, the Funds, except Select 100% Treasury Fund, may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral as necessary. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash col-lateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. The Fund bears the risk that the borrower may not provide additional collateral when required or return the securities when due.

D. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes
The Funds intend to comply with the provisions of the Internal Revenue Code ap-plicable to regulated investment companies and to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

F. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles.

G. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plan for the Class IS shares.

H. Organization Expenses
Organization expenses for each Fund, other than Select U.S. Government Fund and Select 100% Treasury Fund, are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. Expenses relating to the organization of Select U.S. Government Fund and Select 100% Treasury Fund were amortized on a straight line basis over the initial twelve months of each Fund's operations.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

First Union National Bank ("FUNB"), a subsidiary of First Union Corp., is the investment advisor to the Funds and is paid a management fee that is computed and paid daily based on a percentage of each Fund's average daily net assets as follows:

                                                              % of
                                                            Average
                                                           Net Assets
                                                           --------------
         Select Money Market Fund.........................   0.11%
         Select Municipal Fund............................   0.11%
         Select Treasury Fund.............................   0.11%
         Select U.S. Government Fund......................   0.12%
         Select 100% Treasury Fund........................   0.21%

During the six months ended August 31, 2000, the amount of investment advisory fees waived by the investment advisor and the impact on each Fund's annualized expense ratio represented as a percentage of its average net assets were as follows:

                                                      Fees   % of Average
                                                     Waived   Net Assets
                                                    ---------------------
         Select Treasury Fund...................... $ 32,591    0.00%
         Select U.S. Government Fund...............   76,993    0.07%
         Select 100% Treasury Fund.................  566,151    0.21%

Evergreen Investment Services ("EIS"), an indirect, wholly owned subsidiary of FUNB, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. For its services, the Funds pay the administrator a fee at the annual rate of 0.06% of each Fund's average daily net assets. Prior to May 1, 2000, The BISYS Group, Inc. ("BISYS") served as the sub-administrator to the Funds and provided the officers of the Funds. For the Funds, the sub-administrator was paid by the administrator out of its fees until the sub-administration agreement with BISYS was terminated on April 30, 2000. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. During the six months ended August 31, 2000, the Funds paid or accrued to EIS the following amounts for administrative and sub-admin-istrative services:

                                        Administration Sub-administration
                                             Fee              Fee
                                        ---------------------------------
         Select Money Market Fund......   $1,753,490        $13,070
         Select Municipal Fund.........      346,210          2,268
         Select Treasury Fund..........      972,192          6,963
         Select U.S. Government Fund...       64,680              0
         Select 100% Treasury Fund.....      164,556          1,144

Evergreen Service Company ("ESC"), an indirect, wholly owned subsidiary of FUNB, is the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for its Class IS shares. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribution Plans, Class IS shares incurs distribution fees equal to 0.25% of the average daily net as-sets of the class, all of which is used to pay for shareholder service fees. Distribution Plan expenses are calculated and paid daily.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

On July 27, 1999, the Select Money Market Fund acquired substantially all the assets and assumed certain liabilities of CoreFund Liquidity Fund, a common trust fund managed by FUNB, in a tax-free exchange of Class I shares. The value of the net assets acquired, valued at $1.00 per share, was $227,071,680 and im-mediately following the conversion the combined net assets of Select Money Mar-ket Fund amounted to $6,050,907,098.

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class I and Class IS. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

Select Money Market Fund

                                           Six Months Ended     Year Ended
                                           August 31, 2000   February 29, 2000
------------------------------------------------------------------------------
Class I
Shares sold...............................  10,823,676,410     23,080,631,747
Shares issued in reinvestment of
 distributions............................      17,352,376         45,506,484
Shares redeemed........................... (10,897,554,672)   (22,358,544,320)
Shares issued in connection with the
 acquisition of CoreFund Liquidity Fund...               0        227,071,680
------------------------------------------------------------------------------
Net increase (decrease)...................     (56,525,886)       994,665,591
------------------------------------------------------------------------------
Class IS
Shares sold...............................   4,611,491,475      9,488,813,451
Shares issued in reinvestment of
 distributions............................      35,704,361         52,716,145
Shares redeemed...........................  (4,544,704,374)    (9,084,449,976)
------------------------------------------------------------------------------
Net increase..............................     102,491,462        457,079,620

--------------------------------------------------------------------------------

Select Municipal Fund

                                            Six Months Ended    Year Ended
                                            August 31, 2000  February 29, 2000
------------------------------------------------------------------------------
Class I
Shares sold................................    860,186,790     1,648,538,025
Shares issued in reinvestment of
 distributions.............................        864,573         1,426,361
Shares redeemed............................   (850,319,215)   (1,570,013,103)
------------------------------------------------------------------------------
Net increase...............................     10,732,148        79,951,283
------------------------------------------------------------------------------
Class IS
Shares sold................................    403,253,170       481,661,684
Shares issued in reinvestment of
 distributions.............................      3,306,371         2,610,095
Shares redeemed............................   (175,240,449)     (499,219,567)
------------------------------------------------------------------------------
Net increase (decrease)....................    231,319,092       (14,947,788)

--------------------------------------------------------------------------------

Select Treasury Fund

                                            Six Months Ended    Year Ended
                                            August 31, 2000  February 29, 2000
------------------------------------------------------------------------------
Class I
Shares sold................................   4,772,098,483    6,846,889,805
Shares issued in reinvestment of
 distributions.............................         207,917        1,746,438
Shares redeemed............................  (4,848,510,128)  (7,224,190,116)
------------------------------------------------------------------------------
Net decrease...............................     (76,203,728)    (375,553,873)
------------------------------------------------------------------------------
Class IS
Shares sold................................   2,787,110,674    6,422,678,694
Shares issued in reinvestment of
 distributions.............................       6,299,371        7,789,095
Shares redeemed............................  (2,852,790,062)  (6,395,360,778)
------------------------------------------------------------------------------
Net increase (decrease)....................     (59,380,017)      35,107,011

--------------------------------------------------------------------------------

Select U.S. Government Fund

                                        Six Months Ended      Year Ended
                                        August 31, 2000  February 29, 2000 (a)
------------------------------------------------------------------------------
Class I
Shares sold............................    317,809,434         219,746,985
Shares issued in reinvestment of
 distributions.........................      1,002,200           1,066,129
Shares redeemed........................   (165,423,278)        (82,656,382)
------------------------------------------------------------------------------
Net increase...........................    153,388,356         138,156,732
------------------------------------------------------------------------------
Class IS
Shares sold............................    190,754,854               7,611
Shares issued in reinvestment of
 distributions.........................        122,055                   0
Shares redeemed........................   (155,877,870)                  0
------------------------------------------------------------------------------
Net increase...........................     34,999,039               7,611
------------------------------------------------------------------------------

Select 100% Treasury Fund
                                        Six Months Ended      Year Ended
                                        August 31, 2000    February 29, 2000
------------------------------------------------------------------------------
Class I
Shares sold............................    381,919,973       1,095,298,656
Shares issued in reinvestment of
 distributions.........................        461,746             897,571
Shares redeemed........................   (367,819,226)     (1,289,242,604)
------------------------------------------------------------------------------
Net increase (decrease)................     14,562,493        (193,046,377)
------------------------------------------------------------------------------
Class IS
Shares sold............................    406,174,246         679,918,651
Shares issued in reinvestment of
 distributions.........................        405,347             313,124
Shares redeemed........................   (293,061,372)       (600,196,028)
------------------------------------------------------------------------------
Net increase...........................    113,518,221          80,035,747

--------------------------------------------------------------------------------
(a) For the period from October 1, 1999 (commencement of class operations) to February 29, 2000.

7. SECURITIES TRANSACTIONS

The Select Treasury Fund loaned securities during the six months ended August 31, 2000 to certain brokers. At August 31, 2000, the value of securities on loan and the value of collateral (including accrued interest) amounted to $423,738,175 and $428,746,007 respectively. During the six months ended August 31, 2000, the Select Treasury Fund earned $379,755 in income from securities lending.

As of February 29, 2000, the Funds had capital loss carryovers for federal in-come tax purposes as follows:

                                                  Expiration
                                    --------------------------------------
                            Total   2004  2005    2006     2007     2008
                           -----------------------------------------------
         Select Money
          Market Fund....  $610,795    0 $5,662 $134,609 $238,898 $231,626
         Select Treasury
          Fund...........     2,456 $384      0    2,072        0        0
         Select U.S.
          Government
          Fund...........       480    0      0        0      196      284
         Select 100%
          Treasury Fund..    57,262    0      0        0        0   57,262

In addition to the capital loss carryovers, losses incurred after October 31 within a Fund's fiscal year are deemed to arise on the first business day of the Fund's following fiscal year. For the fiscal year ended February 29, 2000, the Select Money Market Fund and Select 100% Treasury Fund incurred and elected to defer post-October losses of $76,133 and $62,314, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian, a portion of the Fund's expenses have been reduced. The amount of expense reductions re-ceived by each Fund and the impact of the total expense reductions on each Fund's expense ratio represented as a percentage of its average net assets were as follows:

                                                   Expense   % of Average
                                                  Reductions  Net Assets
                                                  -----------------------
         Select Money Market Fund................  $134,509     0.01%
         Select Municipal Fund...................    32,522     0.00%
         Select Treasury Fund....................    63,068     0.00%
         Select U.S. Government Fund.............     3,996     0.00%
         Select 100% Treasury Fund...............    10,604     0.00%

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election.

10. FINANCING AGREEMENTS

On July 27, 1999, certain of the Evergreen Funds and a group of banks (the "Lenders") entered into a credit agreement. Under this agreement, the Lenders provided an unsecured revolving credit commitment in the aggregate amount of $1.050 billion. The credit facility was allocated, under the terms of the fi-nancing agreement, among the Lenders. The credit facility was accessed by the Funds for temporary or emergency purposes to fund the redemption of their shares or for general working capital purposes as permitted by each Fund's bor-rowing restrictions. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and includ-ing January 31, 2000). A commitment fee of 0.10% per annum was incurred on the average daily unused portion of the revolving credit commitment. The commitment fee was allocated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street Bank & Trust Co. ("State Street") served as pay-ing agent for the funds and as paying agent was entitled to a fee of $20,000 per annum which was allocated to all the funds.

On July 25, 2000, this agreement was renewed, amended and restated among cer-tain Evergreen Funds and the Lenders. Under this renewed agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $755 million. The credit facility is allocated, under the terms of the financ-ing agreement, among the Lenders. The credit facility is accessed by the Funds to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund's bor-rowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum contin-ues to be incurred on the average daily unused portion of the revolving credit commitment and is allocated to all funds. For its assistance in renewing this financing agreement, First Union Capital Markets Corp. was paid a one-time ar-rangement fee of $150,000. State Street continues as paying agent for the funds and receives a fee of $20,000 per annum which is allocated to all the funds.

During the six months ended August 31, 2000, the Funds had no borrowings under these agreements.

Evergreen Select Funds(*)

Money Market                             Growth and Income/
Money Market Fund                        Balanced
Treasury Money Market Fund               Equity Income Fund
100% Treasury Money Market Fund          Balanced Fund
Municipal Money Market Fund
U.S. Government Money Market Fund        Growth
                                         Special Equity Fund
Municipal Fixed                          Small Cap Growth Fund
Income                                   Secular Growth Fund
Intermediate Term Municipal Bond Fund    Strategic Growth Fund
                                         Core Equity Fund
Taxable Fixed                            Equity Index Fund
Income                                   Strategic Value Fund
International Bond Fund
Total Return Bond Fund
Income Plus Fund
Core Bond Fund
Fixed Income Fund
Adjustable Rate Fund
Limited Duration Fund

* Minimum investment in an Evergreen
  Select Fund is $1,000,000.


[LOGO OF EVERGREEN FUNDS]                                    -------------
                                                               PRSRT STD
200 Berkeley Street                                          U.S. POSTAGE
Boston, MA 02116                                                 PAID
                                                             LANCASTER, PA

                                                             -------------